WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CORPORATE BONDS & NOTES - 38.9%
COMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 1.0%
AT&T Inc., Senior Notes	4.250%	3/1/27	$580,000	$664,263
AT&T Inc., Senior Notes	2.300%	6/1/27	790,000	818,795
AT&T Inc., Senior Notes	1.650%	2/1/28	40,000	39,330
AT&T Inc., Senior Notes	2.250%	2/1/32	50,000	48,053
Telefonica Emisiones SA, Senior Notes	4.895%	3/6/48	870,000	1,014,354
Verizon Communications Inc., Senior Notes	3.500%	11/1/24	740,000	809,582
Verizon Communications Inc., Senior Notes	3.376%	2/15/25	559,000	610,565
Verizon Communications Inc., Senior Notes	0.850%	11/20/25	320,000	315,560
Verizon Communications Inc., Senior Notes	2.625%	8/15/26	300,000	320,349
Verizon Communications Inc., Senior Notes	4.125%	3/16/27	930,000	1,072,897
Verizon Communications Inc., Senior Notes	3.000%	3/22/27	140,000	152,039
Verizon Communications Inc., Senior Notes	4.329%	9/21/28	484,000	563,580
Verizon Communications Inc., Senior Notes	3.875%	2/8/29	360,000	410,929
Verizon Communications Inc., Senior Notes	1.680%	10/30/30	954,000	909,164	(a)
Verizon Communications Inc., Senior Notes	2.650%	11/20/40	1,800,000	1,684,654
Verizon Communications Inc., Senior Notes	3.850%	11/1/42	30,000	33,015
Verizon Communications Inc., Senior Notes	4.125%	8/15/46	110,000	124,394
Verizon Communications Inc., Senior Notes	4.862%	8/21/46	190,000	234,778
Verizon Communications Inc., Senior Notes	4.000%	3/22/50	160,000	175,134

Total Diversified Telecommunication Services				10,001,435

Entertainment - 0.0%††
Walt Disney Co., Senior Notes	3.000%	9/15/22	170,000	176,985

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2021 Quarterly Report	1

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Interactive Media & Services - 0.2%
Alphabet Inc., Senior Notes	0.450%	8/15/25	$100,000	$98,644
Alphabet Inc., Senior Notes	0.800%	8/15/27	220,000	214,056
Alphabet Inc., Senior Notes	1.100%	8/15/30	240,000	226,778
Alphabet Inc., Senior Notes	2.050%	8/15/50	400,000	345,177
Tencent Holdings Ltd., Senior Notes	3.595%	1/19/28	1,200,000	1,306,650	(a)

Total Interactive Media & Services				2,191,305

Media - 1.1%
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	4,930,000	5,630,090
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	4.800%	3/1/50	170,000	187,247
Comcast Corp., Senior Notes	3.375%	2/15/25	280,000	305,161
Comcast Corp., Senior Notes	3.100%	4/1/25	30,000	32,489
Comcast Corp., Senior Notes	3.950%	10/15/25	1,910,000	2,152,141
Comcast Corp., Senior Notes	3.150%	3/1/26	330,000	361,385
Comcast Corp., Senior Notes	3.300%	4/1/27	190,000	210,409
Comcast Corp., Senior Notes	4.150%	10/15/28	1,520,000	1,769,084
Comcast Corp., Senior Notes	3.400%	4/1/30	290,000	322,650
Comcast Corp., Senior Notes	3.250%	11/1/39	210,000	223,922
Comcast Corp., Senior Notes	3.750%	4/1/40	50,000	56,554
Comcast Corp., Senior Notes	4.700%	10/15/48	60,000	76,246
Comcast Corp., Senior Notes	3.450%	2/1/50	150,000	159,206
Fox Corp., Senior Notes	4.030%	1/25/24	170,000	185,962
Fox Corp., Senior Notes	4.709%	1/25/29	340,000	399,377

Total Media				12,071,923

Wireless Telecommunication Services - 0.4%
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes	3.360%	9/20/21	223,125	225,148	(a)
T-Mobile USA Inc., Senior Secured Notes	3.500%	4/15/25	490,000	530,293	(a)
T-Mobile USA Inc., Senior Secured Notes	3.750%	4/15/27	90,000	99,227	(a)
T-Mobile USA Inc., Senior Secured Notes	2.050%	2/15/28	90,000	89,246	(a)
T-Mobile USA Inc., Senior Secured Notes	3.875%	4/15/30	1,120,000	1,232,750	(a)
T-Mobile USA Inc., Senior Secured Notes	2.550%	2/15/31	290,000	288,750	(a)
T-Mobile USA Inc., Senior Secured Notes	2.250%	11/15/31	250,000	240,569	(a)
T-Mobile USA Inc., Senior Secured Notes	3.000%	2/15/41	200,000	187,921	(a)

See Notes to Schedule of Investments.

2	Western Asset Intermediate Bond Fund 2021 Quarterly Report

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Wireless Telecommunication Services - (continued)
T-Mobile USA Inc., Senior Secured Notes	3.300%	2/15/51	$40,000	$37,101	(a)
Vodafone Group PLC, Senior Notes	3.750%	1/16/24	1,400,000	1,527,717

Total Wireless Telecommunication Services				4,458,722

TOTAL COMMUNICATION SERVICES				28,900,370

CONSUMER DISCRETIONARY - 1.8%
Automobiles - 0.3%
BMW US Capital LLC, Senior Notes	1.850%	9/15/21	80,000	80,599	(a)
Ford Motor Credit Co. LLC, Senior Notes	5.875%	8/2/21	800,000	814,760
Ford Motor Credit Co. LLC, Senior Notes	3.664%	9/8/24	200,000	206,281
General Motors Financial Co. Inc., Senior Notes	3.450%	4/10/22	880,000	904,205
General Motors Financial Co. Inc., Senior Notes	3.700%	5/9/23	1,230,000	1,303,777

Total Automobiles				3,309,622

Hotels, Restaurants & Leisure - 0.5%
Las Vegas Sands Corp., Senior Notes	3.200%	8/8/24	310,000	325,662
Las Vegas Sands Corp., Senior Notes	2.900%	6/25/25	40,000	41,482
McDonald’s Corp., Senior Notes	3.350%	4/1/23	800,000	847,038
McDonald’s Corp., Senior Notes	3.300%	7/1/25	320,000	349,859
McDonald’s Corp., Senior Notes	1.450%	9/1/25	80,000	81,552
McDonald’s Corp., Senior Notes	3.700%	1/30/26	130,000	145,247
McDonald’s Corp., Senior Notes	3.500%	3/1/27	560,000	624,080
McDonald’s Corp., Senior Notes	3.500%	7/1/27	160,000	178,945
McDonald’s Corp., Senior Notes	3.800%	4/1/28	650,000	736,963
McDonald’s Corp., Senior Notes	3.600%	7/1/30	240,000	269,330
McDonald’s Corp., Senior Notes	3.625%	9/1/49	60,000	64,535
McDonald’s Corp., Senior Notes	4.200%	4/1/50	510,000	600,292
Sands China Ltd., Senior Notes	4.600%	8/8/23	1,320,000	1,417,244

Total Hotels, Restaurants & Leisure				5,682,229

Household Durables - 0.0%††
Newell Brands Inc., Senior Notes	4.350%	4/1/23	198,000	208,395
Newell Brands Inc., Senior Notes	4.700%	4/1/26	10,000	11,104

Total Household Durables				219,499

Internet & Direct Marketing Retail - 0.4%
Amazon.com Inc., Senior Notes	0.400%	6/3/23	1,040,000	1,043,170
Amazon.com Inc., Senior Notes	0.800%	6/3/25	240,000	239,878
Amazon.com Inc., Senior Notes	1.200%	6/3/27	350,000	348,756
Amazon.com Inc., Senior Notes	3.150%	8/22/27	2,080,000	2,306,813
Amazon.com Inc., Senior Notes	1.500%	6/3/30	350,000	341,320

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2021 Quarterly Report	3

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Internet & Direct Marketing Retail - (continued)
Amazon.com Inc., Senior Notes	2.500%	6/3/50	$240,000	$222,321
Amazon.com Inc., Senior Notes	4.250%	8/22/57	60,000	75,042

Total Internet & Direct Marketing Retail				4,577,300

Multiline Retail - 0.0%††
Dollar General Corp., Senior Notes	3.250%	4/15/23	50,000	52,686

Specialty Retail - 0.5%
Home Depot Inc., Senior Notes	2.500%	4/15/27	3,020,000	3,242,690
Home Depot Inc., Senior Notes	3.900%	12/6/28	40,000	46,440
Home Depot Inc., Senior Notes	3.300%	4/15/40	210,000	227,962
Home Depot Inc., Senior Notes	3.900%	6/15/47	30,000	34,586
Lowe’s Cos. Inc., Senior Notes	4.500%	4/15/30	210,000	250,006
Target Corp., Senior Notes	2.250%	4/15/25	450,000	474,231
TJX Cos. Inc., Senior Notes	3.500%	4/15/25	320,000	351,319
TJX Cos. Inc., Senior Notes	3.750%	4/15/27	90,000	101,962

Total Specialty Retail				4,729,196

Textiles, Apparel & Luxury Goods - 0.1%
NIKE Inc., Senior Notes	2.400%	3/27/25	260,000	275,953
NIKE Inc., Senior Notes	2.750%	3/27/27	420,000	455,006
NIKE Inc., Senior Notes	2.850%	3/27/30	410,000	444,413
NIKE Inc., Senior Notes	3.250%	3/27/40	100,000	109,080
NIKE Inc., Senior Notes	3.375%	3/27/50	20,000	21,936

Total Textiles, Apparel & Luxury Goods				1,306,388

TOTAL CONSUMER DISCRETIONARY				19,876,920

CONSUMER STAPLES - 1.7%
Beverages - 0.4%
Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.500%	6/1/30	950,000	1,050,875
Coca-Cola Co., Senior Notes	2.950%	3/25/25	210,000	227,762
Coca-Cola Co., Senior Notes	3.375%	3/25/27	1,090,000	1,220,972
Coca-Cola Co., Senior Notes	1.450%	6/1/27	520,000	523,220
Diageo Capital PLC, Senior Notes	3.500%	9/18/23	220,000	236,834
PepsiCo Inc., Senior Notes	0.750%	5/1/23	560,000	565,596
PepsiCo Inc., Senior Notes	2.250%	3/19/25	50,000	52,833
PepsiCo Inc., Senior Notes	2.625%	3/19/27	60,000	64,775
PepsiCo Inc., Senior Notes	1.625%	5/1/30	300,000	294,995
PepsiCo Inc., Senior Notes	3.625%	3/19/50	40,000	45,347
PepsiCo Inc., Senior Notes	3.875%	3/19/60	140,000	167,356

Total Beverages				4,450,565

See Notes to Schedule of Investments.

4	Western Asset Intermediate Bond Fund 2021 Quarterly Report

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Food & Staples Retailing - 0.2%
Costco Wholesale Corp., Senior Notes	1.375%	6/20/27	$830,000	$836,941
Costco Wholesale Corp., Senior Notes	1.600%	4/20/30	170,000	166,412
Walmart Inc., Senior Notes	3.400%	6/26/23	180,000	192,493
Walmart Inc., Senior Notes	3.550%	6/26/25	140,000	155,822
Walmart Inc., Senior Notes	3.050%	7/8/26	530,000	583,928
Walmart Inc., Senior Notes	3.700%	6/26/28	320,000	367,010

Total Food & Staples Retailing				2,302,606

Food Products - 0.5%
Danone SA, Senior Notes	2.077%	11/2/21	1,840,000	1,859,683	(a)
Hershey Co., Senior Notes	0.900%	6/1/25	140,000	140,730
Kraft Heinz Foods Co., Senior Notes	3.950%	7/15/25	82,000	91,254
Mars Inc., Senior Notes	2.700%	4/1/25	360,000	384,380	(a)
Mars Inc., Senior Notes	3.200%	4/1/30	1,160,000	1,283,991	(a)
Mondelez International Holdings Netherlands BV, Senior Notes	2.125%	9/19/22	300,000	308,214	(a)
Mondelez International Inc., Senior Notes	2.125%	4/13/23	160,000	165,643
Mondelez International Inc., Senior Notes	1.500%	5/4/25	900,000	917,958

Total Food Products				5,151,853

Household Products - 0.1%
Kimberly-Clark Corp., Senior Notes	3.100%	3/26/30	130,000	143,328
Procter & Gamble Co., Senior Notes	2.800%	3/25/27	80,000	87,272
Procter & Gamble Co., Senior Notes	3.000%	3/25/30	260,000	285,690

Total Household Products				516,290

Tobacco - 0.5%
Altria Group Inc., Senior Notes	2.350%	5/6/25	130,000	135,992
Altria Group Inc., Senior Notes	4.800%	2/14/29	269,000	315,653
Altria Group Inc., Senior Notes	2.450%	2/4/32	2,120,000	2,060,258
Altria Group Inc., Senior Notes	6.200%	2/14/59	115,000	146,746
BAT Capital Corp., Senior Notes	3.557%	8/15/27	1,500,000	1,629,928
Cargill Inc., Senior Notes	1.375%	7/23/23	470,000	481,530	(a)
Philip Morris International Inc., Senior Notes	1.125%	5/1/23	280,000	284,708
Philip Morris International Inc., Senior Notes	2.100%	5/1/30	310,000	309,173

Total Tobacco				5,363,988

TOTAL CONSUMER STAPLES				17,785,302

ENERGY - 5.6%
Energy Equipment & Services - 0.0%††
Halliburton Co., Senior Notes	3.800%	11/15/25	45,000	50,160

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2021 Quarterly Report	5

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - 5.6%
Apache Corp., Senior Notes	3.250%	4/15/22	$485,000	$487,425
Apache Corp., Senior Notes	4.375%	10/15/28	1,030,000	1,046,995
Apache Corp., Senior Notes	4.250%	1/15/30	180,000	182,206
BP Capital Markets America Inc., Senior Notes	3.216%	11/28/23	510,000	546,401
BP Capital Markets America Inc., Senior Notes	3.410%	2/11/26	420,000	461,994
BP Capital Markets America Inc., Senior Notes	3.119%	5/4/26	1,990,000	2,162,289
BP Capital Markets America Inc., Senior Notes	3.588%	4/14/27	970,000	1,086,044
BP Capital Markets America Inc., Senior Notes	3.633%	4/6/30	320,000	358,124
BP Capital Markets PLC, Senior Notes	3.535%	11/4/24	80,000	88,194
BP Capital Markets PLC, Senior Notes	3.506%	3/17/25	500,000	549,560
Cameron LNG LLC, Senior Secured Notes	2.902%	7/15/31	350,000	371,296	(a)
Chevron Corp., Senior Notes	1.554%	5/11/25	470,000	482,044
Chevron Corp., Senior Notes	1.995%	5/11/27	260,000	269,952
Chevron Corp., Senior Notes	3.078%	5/11/50	60,000	60,015
Chevron USA Inc., Senior Notes	3.850%	1/15/28	620,000	708,491
Chevron USA Inc., Senior Notes	3.250%	10/15/29	490,000	546,599
Cimarex Energy Co., Senior Notes	4.375%	6/1/24	180,000	196,010
Cimarex Energy Co., Senior Notes	3.900%	5/15/27	1,830,000	2,020,335
Cimarex Energy Co., Senior Notes	4.375%	3/15/29	100,000	112,388
ConocoPhillips, Senior Notes	3.750%	10/1/27	160,000	180,586	(a)
ConocoPhillips, Senior Notes	4.300%	8/15/28	770,000	896,120	(a)
Continental Resources Inc., Senior Notes	5.000%	9/15/22	457,000	457,457
Continental Resources Inc., Senior Notes	3.800%	6/1/24	1,020,000	1,046,505
Devon Energy Corp., Senior Notes	5.850%	12/15/25	1,360,000	1,593,987
Diamondback Energy Inc., Senior Notes	2.875%	12/1/24	1,990,000	2,108,954
Diamondback Energy Inc., Senior Notes	5.375%	5/31/25	320,000	331,025
Diamondback Energy Inc., Senior Notes	3.250%	12/1/26	170,000	180,891
Diamondback Energy Inc., Senior Notes	3.500%	12/1/29	20,000	21,041
Ecopetrol SA, Senior Notes	5.375%	6/26/26	2,440,000	2,745,000
Energy Transfer Operating LP, Senior Notes	4.500%	4/15/24	20,000	21,950
Energy Transfer Operating LP, Senior Notes	2.900%	5/15/25	400,000	419,924
Energy Transfer Operating LP, Senior Notes	4.950%	6/15/28	70,000	79,841

See Notes to Schedule of Investments.

6	Western Asset Intermediate Bond Fund 2021 Quarterly Report

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - (continued)
Energy Transfer Operating LP, Senior Notes	3.750%	5/15/30	$1,120,000	$1,184,778
Energy Transfer Partners LP/Regency Energy Finance Corp., Senior Notes	4.500%	11/1/23	500,000	542,629
Enterprise Products Operating LLC, Senior Notes	4.150%	10/16/28	2,290,000	2,637,081
Enterprise Products Operating LLC, Senior Notes	3.125%	7/31/29	720,000	775,542
Enterprise Products Operating LLC, Senior Notes	2.800%	1/31/30	430,000	452,149
EOG Resources Inc., Senior Notes	4.150%	1/15/26	740,000	839,360
EOG Resources Inc., Senior Notes	4.375%	4/15/30	210,000	246,773
Exxon Mobil Corp., Senior Notes	1.571%	4/15/23	80,000	82,028
Exxon Mobil Corp., Senior Notes	2.992%	3/19/25	1,850,000	1,996,479
Exxon Mobil Corp., Senior Notes	3.043%	3/1/26	1,670,000	1,813,020
Exxon Mobil Corp., Senior Notes	4.327%	3/19/50	30,000	35,466
KazMunayGas National Co. JSC, Senior Notes	5.375%	4/24/30	1,070,000	1,273,814	(a)
KazMunayGas National Co. JSC, Senior Notes	5.750%	4/19/47	660,000	780,161	(a)
Kinder Morgan Inc., Senior Notes	4.300%	6/1/25	410,000	459,634
Kinder Morgan Inc., Senior Notes	4.300%	3/1/28	290,000	331,463
MPLX LP, Senior Notes	4.125%	3/1/27	780,000	874,034
MPLX LP, Senior Notes	4.800%	2/15/29	1,120,000	1,311,564
Occidental Petroleum Corp., Senior Notes	2.700%	2/15/23	642,000	628,762
Occidental Petroleum Corp., Senior Notes	6.950%	7/1/24	120,000	132,600
Occidental Petroleum Corp., Senior Notes	2.900%	8/15/24	430,000	419,005
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	1,730,000	1,849,232
Occidental Petroleum Corp., Senior Notes	3.400%	4/15/26	910,000	884,693
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	500,000	470,345
Pertamina Persero PT, Senior Notes	6.000%	5/3/42	580,000	699,261	(a)
Petrobras Global Finance BV, Senior Notes	4.375%	5/20/23	420,000	449,295
Petrobras Global Finance BV, Senior Notes	6.250%	3/17/24	470,000	531,687
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	390,000	425,295
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	2,040,000	2,241,246	(a)
Petroleos Mexicanos, Senior Notes	4.875%	1/18/24	500,000	518,875
Petroleos Mexicanos, Senior Notes	4.250%	1/15/25	760,000	760,190
Petroleos Mexicanos, Senior Notes	5.625%	1/23/46	1,100,000	891,440
Pioneer Natural Resources Co., Senior Notes	0.750%	1/15/24	700,000	698,574

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2021 Quarterly Report	7

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - (continued)
Pioneer Natural Resources Co., Senior Notes	1.125%	1/15/26	$300,000	$297,821
Shell International Finance BV, Senior Notes	2.375%	4/6/25	520,000	549,760
Shell International Finance BV, Senior Notes	3.250%	5/11/25	2,550,000	2,781,212
Shell International Finance BV, Senior Notes	2.875%	5/10/26	400,000	432,595
Shell International Finance BV, Senior Notes	2.750%	4/6/30	230,000	242,958
Shell International Finance BV, Senior Notes	3.250%	4/6/50	490,000	496,671
Sinopec Group Overseas Development 2014 Ltd., Senior Notes	4.375%	4/10/24	1,620,000	1,788,555	(a)
Tennessee Gas Pipeline Co. LLC, Senior Notes	2.900%	3/1/30	670,000	689,989	(a)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	1,490,000	1,918,783
Western Midstream Operating LP, Senior Notes	4.350%	2/1/25	230,000	235,798
Western Midstream Operating LP, Senior Notes	5.300%	2/1/30	120,000	130,213
Western Midstream Operating LP, Senior Notes (3 mo. USD LIBOR + 1.850%)	2.325%	1/13/23	130,000	128,015	(b)
Williams Cos. Inc., Senior Notes	7.875%	9/1/21	200,000	207,414
Williams Cos. Inc., Senior Notes	3.750%	6/15/27	920,000	1,020,932
WPX Energy Inc., Senior Notes	5.250%	10/15/27	550,000	588,230
WPX Energy Inc., Senior Notes	4.500%	1/15/30	120,000	127,716

Total Oil, Gas & Consumable Fuels				60,692,780

TOTAL ENERGY				60,742,940

FINANCIALS - 16.5%
Banks - 12.3%
ABN AMRO Bank NV, Subordinated Notes	4.750%	7/28/25	310,000	351,407	(a)
Banco Santander SA, Senior Notes	3.125%	2/23/23	1,000,000	1,051,693
Banco Santander SA, Senior Notes	2.746%	5/28/25	1,400,000	1,485,119
Banco Santander SA, Senior Notes (3 mo. USD LIBOR + 1.120%)	1.344%	4/12/23	800,000	813,110	(b)
Bank of America Corp., Senior Notes	3.300%	1/11/23	600,000	633,698
Bank of America Corp., Senior Notes	4.100%	7/24/23	930,000	1,012,396
Bank of America Corp., Senior Notes	4.000%	4/1/24	1,560,000	1,717,210

See Notes to Schedule of Investments.

8	Western Asset Intermediate Bond Fund 2021 Quarterly Report

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
Bank of America Corp., Senior Notes	3.500%	4/19/26	$460,000	$512,280
Bank of America Corp., Senior Notes (1.319% to 6/19/25 then SOFR + 1.150%)	1.319%	6/19/26	110,000	110,883	(b)
Bank of America Corp., Senior Notes (2.592% to 4/29/30 then SOFR + 2.150%)	2.592%	4/29/31	550,000	565,346	(b)
Bank of America Corp., Senior Notes (3.004% to 12/20/22 then 3 mo. USD LIBOR + 0.790%)	3.004%	12/20/23	570,000	595,846	(b)
Bank of America Corp., Senior Notes (3.419% to 12/20/27 then 3 mo. USD LIBOR + 1.040%)	3.419%	12/20/28	1,572,000	1,734,836	(b)
Bank of America Corp., Senior Notes (3.458% to 3/15/24 then 3 mo. USD LIBOR + 0.970%)	3.458%	3/15/25	660,000	713,692	(b)
Bank of America Corp., Senior Notes (3.593% to 7/21/27 then 3 mo. USD LIBOR + 1.370%)	3.593%	7/21/28	1,140,000	1,273,903	(b)
Bank of America Corp., Senior Notes (3.970% to 3/5/28 then 3 mo. USD LIBOR + 1.070%)	3.970%	3/5/29	1,500,000	1,703,662	(b)
Bank of America Corp., Senior Notes (3.974% to 2/7/29 then 3 mo. USD LIBOR + 1.210%)	3.974%	2/7/30	4,210,000	4,799,061	(b)
Bank of America Corp., Senior Notes (4.083% to 3/20/50 then 3 mo. USD LIBOR + 3.150%)	4.083%	3/20/51	240,000	279,475	(b)
Bank of America Corp., Subordinated Notes	4.200%	8/26/24	710,000	788,472
Bank of America Corp., Subordinated Notes	4.000%	1/22/25	320,000	354,549
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	2,190,000	2,510,881
Bank of Montreal, Senior Notes	1.850%	5/1/25	920,000	950,985
Bank of Nova Scotia, Senior Notes	1.300%	6/11/25	480,000	484,041
Barclays Bank PLC, Senior Notes	1.700%	5/12/22	370,000	375,693
Barclays Bank PLC, Subordinated Notes	10.179%	6/12/21	1,150,000	1,180,466	(a)
Barclays PLC, Senior Notes	3.684%	1/10/23	260,000	267,033
Barclays PLC, Senior Notes (4.972% to 5/16/28 then 3 mo. USD LIBOR + 1.902%)	4.972%	5/16/29	1,000,000	1,179,114	(b)
BNP Paribas SA, Senior Notes	3.375%	1/9/25	260,000	281,841	(a)
BNP Paribas SA, Senior Notes	4.400%	8/14/28	750,000	875,912	(a)

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2021 Quarterly Report	9

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
BNP Paribas SA, Senior Notes (2.219% to 6/9/25 then SOFR + 2.074%)	2.219%	6/9/26	$600,000	$622,291	(a)(b)
BNP Paribas SA, Senior Notes (4.705% to 1/10/24 then 3 mo. USD LIBOR + 2.235%)	4.705%	1/10/25	2,010,000	2,230,327	(a)(b)
BNP Paribas SA, Senior Notes (5.198% to 1/10/29 then 3 mo. USD LIBOR + 2.567%)	5.198%	1/10/30	370,000	450,181	(a)(b)
BNP Paribas SA, Subordinated Notes (4.375% to 3/1/28 then USD 5 year ICE Swap Rate + 1.483%)	4.375%	3/1/33	360,000	401,147	(a)(b)
BPCE SA, Senior Notes	3.000%	5/22/22	2,570,000	2,653,717	(a)
Canadian Imperial Bank of Commerce, Senior Notes	0.950%	6/23/23	480,000	485,670
Citigroup Inc., Senior Notes	3.300%	4/27/25	1,810,000	1,983,568
Citigroup Inc., Senior Notes	8.125%	7/15/39	34,000	57,470
Citigroup Inc., Senior Notes	4.650%	7/30/45	84,000	105,516
Citigroup Inc., Senior Notes (1.678% to 5/15/24 then SOFR + 1.667%)	1.678%	5/15/24	530,000	543,395	(b)
Citigroup Inc., Senior Notes (2.572% to 6/3/30 then SOFR + 2.107%)	2.572%	6/3/31	780,000	799,792	(b)
Citigroup Inc., Senior Notes (3.106% to 4/8/25 then SOFR + 2.842%)	3.106%	4/8/26	370,000	398,140	(b)
Citigroup Inc., Senior Notes (3.980% to 3/20/29 then 3 mo. USD LIBOR + 1.338%)	3.980%	3/20/30	1,840,000	2,087,765	(b)
Citigroup Inc., Senior Notes (4.075% to 4/23/28 then 3 mo. USD LIBOR + 1.192%)	4.075%	4/23/29	1,620,000	1,846,175	(b)
Citigroup Inc., Senior Notes (4.412% to 3/31/30 then SOFR + 3.914%)	4.412%	3/31/31	660,000	768,359	(b)
Citigroup Inc., Subordinated Notes	4.400%	6/10/25	670,000	752,815
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	870,000	1,029,822
Citigroup Inc., Subordinated Notes	4.300%	11/20/26	180,000	205,489
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	4,370,000	5,044,189
Citigroup Inc., Subordinated Notes	4.125%	7/25/28	280,000	317,490
Citigroup Inc., Subordinated Notes	5.300%	5/6/44	116,000	153,288
Cooperatieve Rabobank UA, Senior Notes	4.625%	12/1/23	1,720,000	1,903,691
Cooperatieve Rabobank UA, Senior Notes	4.375%	8/4/25	2,980,000	3,369,165
Credit Agricole SA, Senior Notes (1.907% to 6/16/25 then SOFR + 1.676%)	1.907%	6/16/26	400,000	410,844	(a)(b)
Credit Suisse AG, Senior Notes	1.000%	5/5/23	2,850,000	2,888,683
Danske Bank A/S, Senior Notes	5.000%	1/12/22	530,000	550,189	(a)
Danske Bank A/S, Senior Notes	3.875%	9/12/23	200,000	215,337	(a)

See Notes to Schedule of Investments.

10	Western Asset Intermediate Bond Fund 2021 Quarterly Report

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
Danske Bank A/S, Senior Notes	5.375%	1/12/24	$1,400,000	$1,574,710	(a)
Danske Bank A/S, Senior Notes	1.226%	6/22/24	200,000	202,741	(a)
Danske Bank A/S, Senior Notes (3.001% to 9/20/21 then 3 mo. USD LIBOR + 1.249%)	3.001%	9/20/22	300,000	303,819	(a)(b)
Danske Bank A/S, Senior Notes (3.244% to 12/20/24 then 3 mo. USD LIBOR + 1.591%)	3.244%	12/20/25	210,000	225,695	(a)(b)
HSBC Holdings PLC, Senior Notes (2.099% to 6/4/25 then SOFR + 1.929%)	2.099%	6/4/26	1,140,000	1,176,601	(b)
HSBC Holdings PLC, Senior Notes (2.848% to 6/4/30 then SOFR + 2.387%)	2.848%	6/4/31	840,000	869,623	(b)
HSBC Holdings PLC, Senior Notes (4.041% to 3/13/27 then 3 mo. USD LIBOR + 1.546%)	4.041%	3/13/28	700,000	784,591	(b)
HSBC Holdings PLC, Subordinated Notes	4.250%	3/14/24	430,000	470,524
ING Bank NV, Senior Secured Notes	2.625%	12/5/22	1,000,000	1,040,820	(a)
Intesa Sanpaolo SpA, Senior Notes	3.125%	7/14/22	1,030,000	1,062,110	(a)
Intesa Sanpaolo SpA, Senior Notes	3.375%	1/12/23	390,000	408,066	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	1,580,000	1,723,785	(a)
JPMorgan Chase & Co., Senior Notes	3.900%	7/15/25	3,000,000	3,343,278
JPMorgan Chase & Co., Senior Notes (1.514% to 6/1/23 then SOFR + 1.455%)	1.514%	6/1/24	1,410,000	1,443,732	(b)
JPMorgan Chase & Co., Senior Notes (2.083% to 4/22/25 then SOFR + 1.850%)	2.083%	4/22/26	860,000	893,383	(b)
JPMorgan Chase & Co., Senior Notes (2.522% to 4/22/30 then SOFR + 2.040%)	2.522%	4/22/31	700,000	719,944	(b)
JPMorgan Chase & Co., Senior Notes (4.005% to 4/23/28 then 3 mo. USD LIBOR + 1.120%)	4.005%	4/23/29	1,180,000	1,347,716	(b)
JPMorgan Chase & Co., Senior Notes (4.023% to 12/5/23 then 3 mo. USD LIBOR + 1.000%)	4.023%	12/5/24	1,250,000	1,368,620	(b)
JPMorgan Chase & Co., Senior Notes (4.452% to 12/5/28 then 3 mo. USD LIBOR + 1.330%)	4.452%	12/5/29	2,250,000	2,650,155	(b)
JPMorgan Chase & Co., Subordinated Notes	3.875%	9/10/24	1,790,000	1,974,999
Lloyds Banking Group PLC, Senior Notes	3.900%	3/12/24	2,040,000	2,234,563

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2021 Quarterly Report	11

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
Lloyds Banking Group PLC, Senior Notes (1.326% to 6/15/22 then 1 year Treasury Constant Maturity Rate + 1.100%)	1.326%	6/15/23	$2,350,000	$2,374,715	(b)
Lloyds Banking Group PLC, Subordinated Notes	4.650%	3/24/26	680,000	774,359
Mitsubishi UFJ Financial Group Inc., Senior Notes	2.950%	3/1/21	311,000	311,000
Mitsubishi UFJ Financial Group Inc., Senior Notes	3.407%	3/7/24	3,470,000	3,750,421
Natwest Group PLC, Senior Notes (4.269% to 3/22/24 then 3 mo. USD LIBOR + 1.762%)	4.269%	3/22/25	590,000	647,175	(b)
Natwest Group PLC, Senior Notes (4.519% to 6/25/23 then 3 mo. USD LIBOR + 1.550%)	4.519%	6/25/24	200,000	217,324	(b)
Nordea Bank Abp, Subordinated Notes	4.875%	5/13/21	620,000	625,475	(a)
Nordea Bank ABP, Senior Notes	1.000%	6/9/23	860,000	872,824	(a)
PNC Financial Services Group Inc., Senior Notes	3.500%	1/23/24	2,420,000	2,627,768
Royal Bank of Canada, Senior Notes	3.200%	4/30/21	760,000	763,719
Royal Bank of Canada, Senior Notes	1.600%	4/17/23	790,000	810,507
Royal Bank of Canada, Senior Notes	1.150%	6/10/25	460,000	462,698
Santander UK Group Holdings PLC, Senior Notes	3.571%	1/10/23	590,000	605,563
Svenska Handelsbanken AB, Senior Notes	3.350%	5/24/21	250,000	251,798
Swedbank AB, Senior Notes	1.300%	6/2/23	610,000	621,799	(a)
Toronto-Dominion Bank, Senior Notes	0.750%	6/12/23	910,000	919,008
Toronto-Dominion Bank, Senior Notes	1.150%	6/12/25	460,000	462,756
UniCredit SpA, Senior Notes	6.572%	1/14/22	1,880,000	1,969,163	(a)
US Bancorp, Senior Notes	3.375%	2/5/24	5,000,000	5,410,467
US Bancorp, Senior Notes	1.450%	5/12/25	1,060,000	1,083,408
US Bank NA, Senior Notes	3.150%	4/26/21	380,000	380,784
Wachovia Capital Trust III Ltd., Junior Subordinated Bonds (the greater of 3 mo. USD LIBOR + 0.930% or 5.570%)	5.570%	3/15/21	2,218,000	2,220,041	(b)(c)
Wells Fargo & Co., Senior Notes	3.750%	1/24/24	7,640,000	8,306,466
Wells Fargo & Co., Senior Notes	3.000%	10/23/26	720,000	781,818
Wells Fargo & Co., Senior Notes	4.150%	1/24/29	500,000	576,800
Wells Fargo & Co., Senior Notes (2.188% to 4/30/25 then SOFR + 2.000%)	2.188%	4/30/26	880,000	916,996	(b)

See Notes to Schedule of Investments.

12	Western Asset Intermediate Bond Fund 2021 Quarterly Report

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
Wells Fargo & Co., Senior Notes (4.478% to 4/4/30 then 3 mo. USD LIBOR + 3.770%)	4.478%	4/4/31	$330,000	$390,378	(b)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then 3 mo. USD LIBOR + 4.240%)	5.013%	4/4/51	1,080,000	1,446,771	(b)
Wells Fargo & Co., Subordinated Notes	3.450%	2/13/23	1,690,000	1,791,275
Wells Fargo & Co., Subordinated Notes	4.100%	6/3/26	400,000	454,093
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	2,100,000	2,425,504
Wells Fargo & Co., Subordinated Notes	4.900%	11/17/45	90,000	111,885

Total Banks				132,061,352

Capital Markets - 2.3%
Bank of New York Mellon Corp., Senior Notes	1.600%	4/24/25	270,000	277,966
Charles Schwab Corp., Senior Notes	3.850%	5/21/25	600,000	670,646
Credit Suisse AG, Senior Notes	3.625%	9/9/24	2,550,000	2,805,188
Credit Suisse AG, Senior Notes	2.950%	4/9/25	530,000	573,335
Daiwa Securities Group Inc., Senior Notes	3.129%	4/19/22	220,000	226,841	(a)
Goldman Sachs Capital II, Junior Subordinated Notes (3 mo. USD LIBOR + 0.768%, 4.000% floor)	4.000%	4/1/21	91,000	87,815	(b)(c)
Goldman Sachs Group Inc., Senior Notes	5.750%	1/24/22	1,940,000	2,034,564
Goldman Sachs Group Inc., Senior Notes	3.200%	2/23/23	410,000	431,282
Goldman Sachs Group Inc., Senior Notes	3.625%	2/20/24	1,000,000	1,085,025
Goldman Sachs Group Inc., Senior Notes	4.000%	3/3/24	1,480,000	1,627,956
Goldman Sachs Group Inc., Senior Notes	3.850%	7/8/24	280,000	306,850
Goldman Sachs Group Inc., Senior Notes	3.500%	4/1/25	570,000	623,643
Goldman Sachs Group Inc., Senior Notes	3.500%	11/16/26	1,350,000	1,487,840
Goldman Sachs Group Inc., Senior Notes	3.850%	1/26/27	160,000	178,743
Goldman Sachs Group Inc., Senior Notes (3.814% to 4/23/28 then 3 mo. USD LIBOR + 1.158%)	3.814%	4/23/29	750,000	844,897	(b)
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	2,280,000	2,573,175
Lehman Brothers Holdings Capital Trust VII, Junior Subordinated Notes	5.857%	4/1/21	6,200,000	0	*(c)(d)(e)(f)(g)
Lehman Brothers Holdings E-Capital Trust I, Junior Subordinated Notes	0.971%	8/19/65	360,000	0	*(d)(e)(f)(g)
Lehman Brothers Holdings Inc., Junior Subordinated Notes	6.500%	7/19/17	30,000	0	*(d)(e)(f)(g)(h)

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2021 Quarterly Report	13

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Capital Markets - (continued)
Morgan Stanley, Senior Notes (2.188% to 4/28/25 then SOFR + 1.990%)	2.188%	4/28/26	$1,360,000	$1,417,013	(b)
Morgan Stanley, Senior Notes (2.699% to 1/22/30 then SOFR + 1.143%)	2.699%	1/22/31	1,000,000	1,040,141	(b)
Morgan Stanley, Senior Notes (3.772% to 1/24/28 then 3 mo. USD LIBOR + 1.140%)	3.772%	1/24/29	1,390,000	1,561,126	(b)
UBS AG, Senior Notes	1.750%	4/21/22	880,000	894,173	(a)
UBS Group AG, Senior Notes	3.491%	5/23/23	3,060,000	3,173,659	(a)
UBS Group AG, Senior Notes	4.125%	9/24/25	290,000	325,986	(a)
UBS Group AG, Senior Notes	4.253%	3/23/28	690,000	792,864	(a)
UBS Group AG, Senior Notes (2.859% to 8/15/22 then 3 mo. USD LIBOR + 0.954%)	2.859%	8/15/23	200,000	206,925	(a)(b)

Total Capital Markets				25,247,653

Consumer Finance - 0.3%
American Express Co., Senior Notes	2.650%	12/2/22	1,500,000	1,561,145
American Express Co., Senior Notes	2.500%	7/30/24	420,000	445,761
Nationwide Building Society, Senior Notes (4.363% to 8/1/23 then 3 mo. USD LIBOR + 1.392%)	4.363%	8/1/24	940,000	1,021,002	(a)(b)

Total Consumer Finance				3,027,908

Diversified Financial Services - 1.1%
Banco Nacional de Comercio Exterior SNC, Subordinated Notes (3.800% to 8/11/21 then 5 year Treasury Constant Maturity Rate + 3.000%)	3.800%	8/11/26	660,000	662,356	(a)(b)
GE Capital International Funding Co. Unlimited Co., Senior Notes	3.373%	11/15/25	2,300,000	2,511,103
International Lease Finance Corp., Senior Notes	5.875%	8/15/22	2,880,000	3,089,952
National Securities Clearing Corp., Senior Notes	1.200%	4/23/23	420,000	427,444	(a)
National Securities Clearing Corp., Senior Notes	1.500%	4/23/25	350,000	356,763	(a)
Syngenta Finance NV, Senior Notes	3.933%	4/23/21	2,000,000	2,005,057	(a)
USAA Capital Corp., Senior Notes	2.625%	6/1/21	2,060,000	2,072,496	(a)
USAA Capital Corp., Senior Notes	1.500%	5/1/23	150,000	153,850	(a)
Vanguard Group Inc.	3.050%	8/22/50	660,000	606,210	(e)(f)

Total Diversified Financial Services				11,885,231

See Notes to Schedule of Investments.

14	Western Asset Intermediate Bond Fund 2021 Quarterly Report

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Insurance - 0.5%
American International Group Inc., Senior Notes	2.500%	6/30/25	$280,000	$296,201
Chubb INA Holdings Inc., Senior Notes	3.350%	5/3/26	100,000	110,574
Guardian Life Global Funding, Secured Notes	1.100%	6/23/25	180,000	179,887	(a)
MassMutual Global Funding II, Senior Secured Notes	0.850%	6/9/23	1,400,000	1,416,038	(a)
MetLife Capital Trust IV, Junior Subordinated Notes	7.875%	12/15/37	390,000	548,438	(a)
Metropolitan Life Global Funding I, Secured Notes	0.900%	6/8/23	970,000	981,176	(a)
New York Life Global Funding, Senior Secured Notes	0.950%	6/24/25	340,000	339,218	(a)
Nuveen LLC, Senior Notes	4.000%	11/1/28	1,000,000	1,156,762	(a)
Principal Life Global Funding II, Secured Notes	1.250%	6/23/25	160,000	161,285	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	6.850%	12/16/39	32,000	47,705	(a)

Total Insurance				5,237,284

TOTAL FINANCIALS				177,459,428

HEALTH CARE - 3.3%
Biotechnology - 0.5%
AbbVie Inc., Senior Notes	3.450%	3/15/22	600,000	616,034
AbbVie Inc., Senior Notes	2.900%	11/6/22	220,000	229,221
AbbVie Inc., Senior Notes	2.300%	11/21/22	880,000	908,689
AbbVie Inc., Senior Notes	3.750%	11/14/23	110,000	119,106
AbbVie Inc., Senior Notes	2.600%	11/21/24	1,050,000	1,116,984
AbbVie Inc., Senior Notes	3.800%	3/15/25	570,000	627,698
AbbVie Inc., Senior Notes	3.600%	5/14/25	510,000	559,736
AbbVie Inc., Senior Notes	2.950%	11/21/26	180,000	194,754
AbbVie Inc., Senior Notes	3.200%	11/21/29	260,000	281,299
AbbVie Inc., Senior Notes	4.250%	11/21/49	80,000	92,677
Amgen Inc., Senior Notes	3.625%	5/22/24	120,000	130,692
Gilead Sciences Inc., Senior Notes	2.500%	9/1/23	700,000	733,548
Gilead Sciences Inc., Senior Notes	3.700%	4/1/24	90,000	97,543

Total Biotechnology				5,707,981

Health Care Equipment & Supplies - 0.4%
Abbott Laboratories, Senior Notes	3.400%	11/30/23	700,000	755,226
Abbott Laboratories, Senior Notes	3.750%	11/30/26	430,000	490,275
Becton Dickinson and Co., Senior Notes	3.363%	6/6/24	1,870,000	2,020,566

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2021 Quarterly Report	15

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Health Care Equipment & Supplies - (continued)
Becton Dickinson and Co., Senior Notes	3.734%	12/15/24	$84,000	$92,425
Becton Dickinson and Co., Senior Notes	4.685%	12/15/44	227,000	282,566
Medtronic Inc., Senior Notes	3.500%	3/15/25	126,000	138,861

Total Health Care Equipment & Supplies				3,779,919

Health Care Providers & Services - 1.5%
Aetna Inc., Senior Notes	2.800%	6/15/23	1,070,000	1,122,026
Anthem Inc., Senior Notes	3.700%	8/15/21	70,000	70,511
Anthem Inc., Senior Notes	3.125%	5/15/22	330,000	341,045
Anthem Inc., Senior Notes	3.650%	12/1/27	240,000	271,045
Cigna Corp., Senior Notes	3.400%	9/17/21	310,000	315,418
Cigna Corp., Senior Notes	3.750%	7/15/23	210,000	226,011
Cigna Corp., Senior Notes	3.500%	6/15/24	820,000	888,209
Cigna Corp., Senior Notes	4.125%	11/15/25	740,000	835,592
Cigna Corp., Senior Notes	4.375%	10/15/28	1,610,000	1,879,263
CVS Health Corp., Senior Notes	3.350%	3/9/21	139,000	139,078
CVS Health Corp., Senior Notes	3.875%	7/20/25	868,000	966,405
CVS Health Corp., Senior Notes	3.625%	4/1/27	800,000	890,817
CVS Health Corp., Senior Notes	4.300%	3/25/28	1,845,000	2,125,050
CVS Health Corp., Senior Notes	5.050%	3/25/48	270,000	341,550
Humana Inc., Senior Notes	3.150%	12/1/22	110,000	114,446
Humana Inc., Senior Notes	2.900%	12/15/22	1,800,000	1,870,761
Humana Inc., Senior Notes	4.500%	4/1/25	80,000	90,559
Humana Inc., Senior Notes	3.950%	3/15/27	1,220,000	1,387,110
UnitedHealth Group Inc., Senior Notes	2.875%	12/15/21	230,000	234,552
UnitedHealth Group Inc., Senior Notes	2.375%	10/15/22	70,000	72,440
UnitedHealth Group Inc., Senior Notes	3.500%	6/15/23	150,000	161,057
UnitedHealth Group Inc., Senior Notes	3.750%	7/15/25	400,000	446,880
UnitedHealth Group Inc., Senior Notes	1.250%	1/15/26	170,000	171,904
UnitedHealth Group Inc., Senior Notes	3.875%	12/15/28	1,150,000	1,327,016
UnitedHealth Group Inc., Senior Notes	4.250%	6/15/48	60,000	72,650
UnitedHealth Group Inc., Senior Notes	4.450%	12/15/48	20,000	25,010

Total Health Care Providers & Services				16,386,405

Pharmaceuticals - 0.9%
Bristol-Myers Squibb Co., Senior Notes	2.250%	8/15/21	330,000	333,112
Bristol-Myers Squibb Co., Senior Notes	2.600%	5/16/22	520,000	534,718
Bristol-Myers Squibb Co., Senior Notes	3.550%	8/15/22	410,000	429,391
Bristol-Myers Squibb Co., Senior Notes	2.900%	7/26/24	881,000	950,292
Bristol-Myers Squibb Co., Senior Notes	3.875%	8/15/25	354,000	397,402
Bristol-Myers Squibb Co., Senior Notes	3.200%	6/15/26	740,000	815,281

See Notes to Schedule of Investments.

16	Western Asset Intermediate Bond Fund 2021 Quarterly Report

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pharmaceuticals - (continued)
Eli Lilly and Co., Senior Notes	2.350%	5/15/22	$680,000	$697,100
Johnson & Johnson, Senior Notes	0.550%	9/1/25	290,000	287,900
Johnson & Johnson, Senior Notes	2.450%	3/1/26	1,390,000	1,492,141
Johnson & Johnson, Senior Notes	0.950%	9/1/27	600,000	591,395
Merck & Co. Inc., Senior Notes	0.750%	2/24/26	530,000	527,613
Merck & Co. Inc., Senior Notes	1.450%	6/24/30	290,000	281,040
Pfizer Inc., Senior Notes	0.800%	5/28/25	700,000	702,040
Pfizer Inc., Senior Notes	2.625%	4/1/30	450,000	478,691
Pfizer Inc., Senior Notes	1.700%	5/28/30	430,000	424,773
Teva Pharmaceutical Finance Co. BV, Senior Notes	2.950%	12/18/22	230,000	230,960

Total Pharmaceuticals				9,173,849

TOTAL HEALTH CARE				35,048,154

INDUSTRIALS - 2.3%
Aerospace & Defense - 1.0%
Boeing Co., Senior Notes	1.433%	2/4/24	870,000	871,606
Boeing Co., Senior Notes	4.875%	5/1/25	2,120,000	2,371,051
Boeing Co., Senior Notes	3.100%	5/1/26	70,000	73,636
Boeing Co., Senior Notes	2.800%	3/1/27	90,000	92,755
Boeing Co., Senior Notes	3.200%	3/1/29	330,000	339,398
Boeing Co., Senior Notes	5.150%	5/1/30	1,500,000	1,749,169
Boeing Co., Senior Notes	5.705%	5/1/40	620,000	782,139
Boeing Co., Senior Notes	5.805%	5/1/50	380,000	490,949
Boeing Co., Senior Notes	5.930%	5/1/60	10,000	13,156
General Dynamics Corp., Senior Notes	3.750%	5/15/28	340,000	387,173
General Dynamics Corp., Senior Notes	4.250%	4/1/40	20,000	24,491
Lockheed Martin Corp., Senior Notes	3.350%	9/15/21	106,000	107,780
Lockheed Martin Corp., Senior Notes	3.550%	1/15/26	450,000	501,600
Northrop Grumman Corp., Senior Notes	2.550%	10/15/22	580,000	599,339
Northrop Grumman Corp., Senior Notes	2.930%	1/15/25	1,350,000	1,443,251
Northrop Grumman Corp., Senior Notes	5.250%	5/1/50	180,000	245,985
Raytheon Technologies Corp., Senior Notes	3.150%	12/15/24	210,000	226,215
Raytheon Technologies Corp., Senior Notes	3.950%	8/16/25	280,000	314,219

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2021 Quarterly Report	17

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Aerospace & Defense - (continued)
Raytheon Technologies Corp., Senior Notes 4.125%		11/16/28	$90,000	$103,835
Raytheon Technologies Corp., Senior Notes	2.250%	7/1/30	440,000	445,979

Total Aerospace & Defense				11,183,726

Building Products - 0.0%††
Carrier Global Corp., Senior Notes	2.722%	2/15/30	240,000	248,278
Carrier Global Corp., Senior Notes	2.700%	2/15/31	60,000	61,941

Total Building Products				310,219

Commercial Services & Supplies - 0.3%
Cintas Corp. No 2, Senior Notes	2.900%	4/1/22	460,000	472,058
Cintas Corp. No 2, Senior Notes	3.700%	4/1/27	1,040,000	1,177,590
Republic Services Inc., Senior Notes	3.200%	3/15/25	750,000	811,654
Waste Management Inc., Senior Notes	3.500%	5/15/24	450,000	487,684

Total Commercial Services & Supplies				2,948,986

Electrical Equipment - 0.3%
Eaton Corp., Senior Notes	2.750%	11/2/22	2,640,000	2,745,662

Industrial Conglomerates - 0.4%
3M Co., Senior Notes	2.375%	8/26/29	100,000	104,562
3M Co., Senior Notes	3.050%	4/15/30	90,000	98,650
3M Co., Senior Notes	3.700%	4/15/50	80,000	91,424
General Electric Co., Senior Notes	3.450%	5/1/27	100,000	109,890
General Electric Co., Senior Notes	3.625%	5/1/30	210,000	229,408
General Electric Co., Senior Notes	6.875%	1/10/39	1,590,000	2,271,407
General Electric Co., Senior Notes	4.250%	5/1/40	220,000	244,625
General Electric Co., Senior Notes	4.350%	5/1/50	270,000	300,786
Honeywell International Inc., Senior Notes	1.350%	6/1/25	330,000	337,359

Total Industrial Conglomerates				3,788,111

Machinery - 0.0%††
Deere & Co., Senior Notes	3.100%	4/15/30	20,000	21,990
Deere & Co., Senior Notes	3.750%	4/15/50	240,000	282,994
Otis Worldwide Corp., Senior Notes	2.056%	4/5/25	220,000	229,673

Total Machinery				534,657

Road & Rail - 0.1%
Union Pacific Corp., Senior Notes	3.750%	7/15/25	600,000	669,775
Union Pacific Corp., Senior Notes	3.950%	9/10/28	340,000	390,647

Total Road & Rail				1,060,422

See Notes to Schedule of Investments.

18	Western Asset Intermediate Bond Fund 2021 Quarterly Report

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Trading Companies & Distributors - 0.1%
Air Lease Corp., Senior Notes	3.375%	7/1/25	$310,000	$329,877
Aviation Capital Group LLC, Senior Notes	4.125%	8/1/25	790,000	847,143	(a)

Total Trading Companies & Distributors				1,177,020

Transportation Infrastructure - 0.1%
SMBC Aviation Capital Finance DAC, Senior Notes	4.125%	7/15/23	710,000	759,547	(a)

TOTAL INDUSTRIALS				24,508,350

INFORMATION TECHNOLOGY - 2.2%
IT Services - 0.5%
International Business Machines Corp., Senior Notes	3.000%	5/15/24	1,200,000	1,291,247
Mastercard Inc., Senior Notes	3.375%	4/1/24	700,000	762,589
Mastercard Inc., Senior Notes	3.850%	3/26/50	40,000	47,075
PayPal Holdings Inc., Senior Notes	1.350%	6/1/23	420,000	428,809
PayPal Holdings Inc., Senior Notes	1.650%	6/1/25	420,000	431,656
Visa Inc., Senior Notes	3.150%	12/14/25	1,400,000	1,539,141
Visa Inc., Senior Notes	1.900%	4/15/27	400,000	414,757
Visa Inc., Senior Notes	4.300%	12/14/45	320,000	402,034

Total IT Services				5,317,308

Semiconductors & Semiconductor Equipment - 0.5%
Broadcom Inc., Senior Notes	4.700%	4/15/25	1,120,000	1,264,913
Broadcom Inc., Senior Notes	3.150%	11/15/25	890,000	958,216
Intel Corp., Senior Notes	3.700%	7/29/25	140,000	155,622
Intel Corp., Senior Notes	3.750%	3/25/27	170,000	192,787
Intel Corp., Senior Notes	4.600%	3/25/40	70,000	88,269
Intel Corp., Senior Notes	4.750%	3/25/50	100,000	130,291
Micron Technology Inc., Senior Notes	2.497%	4/24/23	450,000	469,141
NVIDIA Corp., Senior Notes	3.500%	4/1/40	650,000	720,874
NVIDIA Corp., Senior Notes	3.500%	4/1/50	60,000	65,225
NVIDIA Corp., Senior Notes	3.700%	4/1/60	400,000	448,094
NXP BV/NXP Funding LLC/NXP USA Inc.,
Senior Notes	2.700%	5/1/25	300,000	317,486	(a)
Texas Instruments Inc., Senior Notes	1.750%	5/4/30	290,000	286,969

Total Semiconductors & Semiconductor Equipment				5,097,887

Software - 0.7%
Adobe Inc., Senior Notes	2.300%	2/1/30	380,000	393,363
Microsoft Corp., Senior Notes	1.550%	8/8/21	510,000	512,684
Microsoft Corp., Senior Notes	2.400%	2/6/22	740,000	753,808
Microsoft Corp., Senior Notes	2.400%	8/8/26	3,310,000	3,538,347

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2021 Quarterly Report	19

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Software - (continued)
Microsoft Corp., Senior Notes	3.300%	2/6/27	$670,000	$748,180
Microsoft Corp., Senior Notes	3.450%	8/8/36	20,000	23,241
Oracle Corp., Senior Notes	2.500%	10/15/22	1,020,000	1,057,079
salesforce.com Inc., Senior Notes	3.250%	4/11/23	370,000	391,894
salesforce.com Inc., Senior Notes	3.700%	4/11/28	250,000	284,979

Total Software				7,703,575

Technology Hardware, Storage & Peripherals - 0.5%
Apple Inc., Senior Notes	1.550%	8/4/21	20,000	20,073
Apple Inc., Senior Notes	2.400%	5/3/23	1,780,000	1,860,810
Apple Inc., Senior Notes	1.125%	5/11/25	1,140,000	1,152,990
Apple Inc., Senior Notes	2.450%	8/4/26	1,170,000	1,246,578
Apple Inc., Senior Notes	3.350%	2/9/27	80,000	89,074
Apple Inc., Senior Notes	2.900%	9/12/27	850,000	927,225

Total Technology Hardware, Storage & Peripherals				5,296,750

TOTAL INFORMATION TECHNOLOGY				23,415,520

MATERIALS - 1.7%
Chemicals - 0.2%
Equate Petrochemical BV, Senior Notes	4.250%	11/3/26	1,080,000	1,177,124	(a)
OCP SA, Senior Notes	4.500%	10/22/25	550,000	593,266	(a)

Total Chemicals				1,770,390

Metals & Mining - 1.3%
Anglo American Capital PLC, Senior Notes	3.625%	9/11/24	990,000	1,081,181	(a)
Anglo American Capital PLC, Senior Notes	4.750%	4/10/27	690,000	809,696	(a)
ArcelorMittal SA, Senior Notes	3.600%	7/16/24	460,000	488,455
ArcelorMittal SA, Senior Notes	4.550%	3/11/26	1,350,000	1,508,837
BHP Billiton Finance USA Ltd., Senior Notes	2.875%	2/24/22	40,000	41,037
Corp. Nacional del Cobre de Chile, Senior Notes	3.625%	8/1/27	1,310,000	1,446,817	(a)
Glencore Finance Canada Ltd., Senior Notes	4.250%	10/25/22	370,000	391,800	(a)
Glencore Funding LLC, Senior Notes	4.125%	5/30/23	1,790,000	1,926,042	(a)
Glencore Funding LLC, Senior Notes	4.125%	3/12/24	1,230,000	1,341,703	(a)
Southern Copper Corp., Senior Notes	3.500%	11/8/22	1,040,000	1,088,726
Southern Copper Corp., Senior Notes	5.250%	11/8/42	1,140,000	1,436,669
Vale Overseas Ltd., Senior Notes	6.250%	8/10/26	690,000	833,692
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	1,358,000	1,851,131

Total Metals & Mining				14,245,786

See Notes to Schedule of Investments.

20	Western Asset Intermediate Bond Fund 2021 Quarterly Report

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Paper & Forest Products - 0.2%
Suzano Austria GmbH, Senior Notes	6.000%	1/15/29	$1,690,000	$2,015,756

TOTAL MATERIALS				18,031,932

REAL ESTATE - 0.0%††
Equity Real Estate Investment Trusts (REITs) - 0.0%††
WEA Finance LLC, Senior Notes	4.125%	9/20/28	500,000	533,523	(a)

UTILITIES - 1.1%
Electric Utilities - 1.1%
Comision Federal de Electricidad, Senior Notes	4.750%	2/23/27	690,000	765,769	(a)
Duke Energy Corp., Senior Notes	2.400%	8/15/22	1,640,000	1,685,501
FirstEnergy Corp., Senior Notes	3.350%	7/15/22	1,780,000	1,816,348
FirstEnergy Corp., Senior Notes	4.250%	3/15/23	1,080,000	1,143,924
FirstEnergy Corp., Senior Notes	1.600%	1/15/26	190,000	186,892
FirstEnergy Corp., Senior Notes	4.400%	7/15/27	2,000,000	2,198,315
MidAmerican Energy Co., First Mortgage Bonds	3.650%	4/15/29	810,000	931,477
Pacific Gas and Electric Co., First Mortgage Bonds	1.750%	6/16/22	700,000	701,916
Pacific Gas and Electric Co., First Mortgage Bonds	2.100%	8/1/27	770,000	766,734
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Notes	4.125%	5/15/27	730,000	793,419	(a)
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Notes	5.450%	5/21/28	580,000	676,335	(a)

TOTAL UTILITIES				11,666,630

TOTAL CORPORATE BONDS & NOTES (Cost - $395,682,208)				417,969,069

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 32.4%
U.S. Government Agencies - 0.2%
Federal Home Loan Bank (FHLB)	5.625%	6/11/21	1,910,000	1,939,537

U.S. Government Obligations - 32.2%
U.S. Treasury Bonds	1.125%	8/15/40	14,910,000	12,762,028
U.S. Treasury Bonds	1.375%	11/15/40	19,630,000	17,562,716
U.S. Treasury Bonds	3.750%	11/15/43	12,640,000	16,580,125
U.S. Treasury Bonds	3.625%	2/15/44	1,360,000	1,753,762
U.S. Treasury Bonds	2.500%	2/15/45	1,560,000	1,678,767
U.S. Treasury Bonds	3.000%	2/15/48	18,190,000	21,573,624
U.S. Treasury Bonds	3.125%	5/15/48	5,480,000	6,647,497
U.S. Treasury Bonds	3.000%	8/15/48	1,900,000	2,257,512
U.S. Treasury Bonds	3.000%	2/15/49	3,570,000	4,251,507

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2021 Quarterly Report	21

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
U.S. Government Obligations - (continued)
U.S. Treasury Bonds	2.250%	8/15/49	$17,610,000	$18,121,791
U.S. Treasury Bonds	2.000%	2/15/50	8,990,000	8,759,982
U.S. Treasury Bonds	1.250%	5/15/50	24,960,000	20,164,950
U.S. Treasury Bonds	1.375%	8/15/50	28,350,000	23,676,680
U.S. Treasury Bonds	1.625%	11/15/50	7,870,000	7,000,611
U.S. Treasury Bonds	1.875%	2/15/51	2,460,000	2,330,081
U.S. Treasury Notes	1.875%	4/30/22	1,700,000	1,735,395
U.S. Treasury Notes	0.125%	6/30/22	300,000	300,141
U.S. Treasury Notes	1.625%	11/15/22	1,670,000	1,712,924
U.S. Treasury Notes	2.750%	8/31/23	2,000,000	2,127,422
U.S. Treasury Notes	2.875%	9/30/23	200,000	213,750
U.S. Treasury Notes	0.250%	11/15/23	120,000	120,052
U.S. Treasury Notes	2.250%	4/30/24	280,000	297,106
U.S. Treasury Notes	1.750%	7/31/24	260,000	272,248
U.S. Treasury Notes	2.250%	11/15/24	45,350,000	48,391,639
U.S. Treasury Notes	1.500%	11/30/24	2,050,000	2,130,158
U.S. Treasury Notes	0.375%	4/30/25	450,000	446,871
U.S. Treasury Notes	0.250%	5/31/25	7,000,000	6,907,031
U.S. Treasury Notes	0.250%	6/30/25	660,000	650,564
U.S. Treasury Notes	2.875%	7/31/25	5,040,000	5,542,425
U.S. Treasury Notes	0.250%	9/30/25	20,000	19,648
U.S. Treasury Notes	3.000%	9/30/25	1,970,000	2,181,159
U.S. Treasury Notes	0.250%	10/31/25	470,000	461,261
U.S. Treasury Notes	2.250%	11/15/25	7,100,000	7,624,457
U.S. Treasury Notes	0.375%	11/30/25	3,630,000	3,579,379
U.S. Treasury Notes	0.375%	12/31/25	340,000	334,887
U.S. Treasury Notes	0.375%	1/31/26	1,010,000	993,745
U.S. Treasury Notes	2.125%	5/31/26	1,190,000	1,273,068
U.S. Treasury Notes	1.875%	7/31/26	2,970,000	3,138,107
U.S. Treasury Notes	1.625%	9/30/26	220,000	229,290
U.S. Treasury Notes	1.625%	10/31/26	570,000	593,891
U.S. Treasury Notes	1.625%	11/30/26	3,960,000	4,124,123
U.S. Treasury Notes	0.500%	4/30/27	10,000	9,719
U.S. Treasury Notes	0.500%	6/30/27	17,660,000	17,118,473
U.S. Treasury Notes	0.375%	9/30/27	11,940,000	11,426,487
U.S. Treasury Notes	0.500%	10/31/27	8,390,000	8,084,879
U.S. Treasury Notes	0.625%	11/30/27	1,290,000	1,251,829
U.S. Treasury Notes	0.625%	12/31/27	6,610,000	6,407,052
U.S. Treasury Notes	0.750%	1/31/28	17,180,000	16,778,686

See Notes to Schedule of Investments.

22	Western Asset Intermediate Bond Fund 2021 Quarterly Report

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
U.S. Government Obligations - (continued)
U.S. Treasury Notes	1.125%	2/29/28	$7,830,000	$7,838,564	(i)
U.S. Treasury Notes	0.625%	5/15/30	100,000	93,691
U.S. Treasury Notes	0.625%	8/15/30	11,700,000	10,926,703
U.S. Treasury Notes	0.875%	11/15/30	2,480,000	2,365,300
U.S. Treasury Strip Principal (STRIPS)	0.000%	5/15/49	5,220,000	2,828,533

Total U.S. Government Obligations				345,652,290

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $351,987,864)				347,591,827

MORTGAGE-BACKED SECURITIES - 9.1%
FHLMC - 1.1%
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	10/1/32	127,409	131,965
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	10/1/32-7/1/50	3,726,864	3,966,350
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	4/1/33-3/1/50	994,637	1,070,757
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	7/1/45-4/1/50	271,673	303,812
Federal Home Loan Mortgage Corp. (FHLMC)	4.000%	1/1/47-2/1/50	897,086	975,765
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	3/1/50	1,191,069	1,318,406
Federal Home Loan Mortgage Corp. (FHLMC)	2.500%	9/1/50-2/1/51	1,293,298	1,350,465	(i)
Federal Home Loan Mortgage Corp. (FHLMC)	2.500%	12/1/50	694,975	728,783
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	2/1/51-3/1/51	1,100,000	1,114,058	(i)
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.000%	8/1/47	921,239	1,011,501
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.500%	4/1/49	283,952	315,075

Total FHLMC				12,286,937

FNMA - 6.4%
Federal National Mortgage Association (FNMA)	2.500%	6/1/28-2/1/51	2,804,350	2,918,834
Federal National Mortgage Association (FNMA)	1.500%	12/1/35	98,152	99,744
Federal National Mortgage Association (FNMA)	1.500%	3/1/36-4/1/51	6,100,000	6,060,669	(j)

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2021 Quarterly Report	23

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
FNMA - (continued)
Federal National Mortgage Association (FNMA)	3.000%	12/1/36-8/1/50	$7,948,975	$8,454,341
Federal National Mortgage Association (FNMA)	6.000%	7/1/41	198,563	238,971
Federal National Mortgage Association (FNMA)	3.500%	12/1/42-3/1/57	9,948,281	10,670,422
Federal National Mortgage Association (FNMA)	4.000%	4/1/47- 6/1/57	5,579,913	6,060,886
Federal National Mortgage Association (FNMA)	4.500%	4/1/48- 8/1/58	4,942,265	5,463,109
Federal National Mortgage Association (FNMA)	5.000%	8/1/48- 3/1/50	1,998,893	2,219,273
Federal National Mortgage Association (FNMA)	2.000%	11/1/50-2/1/51	1,989,240	2,013,932
Federal National Mortgage Association (FNMA)	2.500%	12/1/50-3/1/51	2,694,434	2,812,815	(i)
Federal National Mortgage Association (FNMA)	2.000%	1/1/51- 3/1/51	1,698,617	1,721,418	(i)
Federal National Mortgage Association (FNMA)	2.000%	3/1/51- 4/1/51	15,200,000	15,324,738	(j)
Federal National Mortgage Association (FNMA)	2.500%	3/1/51- 4/1/51	3,900,000	4,041,592	(j)
Federal National Mortgage Association (FNMA) (12 mo. USD LIBOR + 1.429%)	3.001%	5/1/43	453,077	468,252	(b)

Total FNMA				68,568,996

GNMA - 1.6%
Government National Mortgage Association (GNMA)	3.000%	9/15/42-11/15/42	403,902	425,269
Government National Mortgage Association (GNMA)	4.000%	3/15/50	80,238	86,206
Government National Mortgage Association (GNMA)	3.500%	5/15/50	391,638	420,608
Government National Mortgage Association (GNMA) II	3.500%	3/20/45- 2/20/50	1,280,295	1,356,879
Government National Mortgage Association (GNMA) II	3.000%	1/20/46-10/20/50	2,729,971	2,864,313
Government National Mortgage Association (GNMA) II	4.000%	6/20/47- 4/20/50	2,942,175	3,209,259
Government National Mortgage Association (GNMA) II	4.500%	4/20/48- 3/20/50	2,997,818	3,246,473

See Notes to Schedule of Investments.

24	Western Asset Intermediate Bond Fund 2021 Quarterly Report

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
GNMA - (continued)
Government National Mortgage Association (GNMA) II	5.000%	10/20/48-1/20/49	$508,929	$557,915
Government National Mortgage Association (GNMA) II	2.000%	12/20/50	1,887,689	1,918,815
Government National Mortgage Association (GNMA) II	2.500%	12/20/50	496,071	518,668
Government National Mortgage Association (GNMA) II	2.000%	3/1/51	2,400,000	2,436,094	(j)

TOTAL GNMA				17,040,499

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $97,025,411)				97,896,432

COLLATERALIZED MORTGAGE OBLIGATIONS(k) - 6.9%
280 Park Avenue Mortgage Trust, 2017-280P A (1 mo. USD LIBOR + 0.880%)	0.992%	9/15/34	730,000	731,599	(a)(b)
Adjustable Rate Mortgage Trust, 2004-5 4A1	2.785%	4/25/35	232,397	237,431	(b)
BCAP LLC Trust, 2011-RR5 11A4 (1 mo. USD LIBOR + 0.150%)	0.430%	5/28/36	48,102	48,148	(a)(b)
BCAP LLC Trust, 2015-RR6 1A2	3.500%	5/26/37	2,285,000	2,301,352	(a)(b)
BENCHMARK Mortgage Trust, 2018-B7 A4	4.510%	5/15/53	2,200,000	2,605,940	(b)
BENCHMARK Mortgage Trust, 2019-B10 A4	3.717%	3/15/62	2,760,000	3,122,927
Citigroup Commercial Mortgage Trust, 2014-GC25 AS	4.017%	10/10/47	640,000	698,605
Commercial Mortgage Trust, 2013-300P B	4.394%	8/10/30	560,000	594,609	(a)(b)
Commercial Mortgage Trust, 2013-CR12 AM	4.300%	10/10/46	80,000	85,103
Commercial Mortgage Trust, 2013-CR12 B	4.762%	10/10/46	70,000	74,125	(b)
Commercial Mortgage Trust, 2013-CR12 C	5.074%	10/10/46	40,000	40,299	(b)
Commercial Mortgage Trust, 2014-UBS2 XA, IO	1.145%	3/10/47	3,194,610	90,525	(b)
CSMC Trust, 2014-USA B	4.185%	9/15/37	2,820,000	2,870,237	(a)
CSMC Trust, 2017-LSTK A	2.761%	4/5/33	580,000	580,005	(a)
CSMC Trust, 2017-RPL3 A1	4.000%	8/1/57	961,550	1,041,915	(a)(b)
CSMC Trust, 2018-J1 A2	3.500%	2/25/48	3,201,151	3,270,570	(a)(b)
CSMC Trust, 2019-AFC1 A1	2.573%	7/25/49	1,533,329	1,574,830	(a)
CSMC Trust, 2019-AFC1 A3	2.877%	7/25/49	2,014,173	2,046,562	(a)
CSMC Trust, 2019-ICE4 A (1 mo. USD LIBOR + 0.980%)	1.092%	5/15/36	190,000	190,575	(a)(b)
CSMC Trust, 2020-AFC1 A1	2.240%	2/25/50	1,932,573	1,973,934	(a)(b)
CSMC Trust, 2021-AFC1 A3	1.169%	3/25/56	540,000	539,994	(a)(b)

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2021 Quarterly Report	25

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(k) - (continued)
DBJPM Mortgage Trust, 2016-C1 B	4.195%	5/10/49	$1,060,000	$1,153,689	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K091 X1, IO	0.559%	3/25/29	2,490,950	105,722	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K093 X1, IO	0.951%	5/25/29	1,993,994	138,459	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, S8FX A2	3.291%	3/25/27	590,000	649,900
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4066 PI, IO	3.500%	9/15/31	1,703,823	107,830
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4203 PS, IO, PAC (-1.000 x 1 mo. USD LIBOR + 6.250%)	6.138%	9/15/42	434,548	58,294	(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA4 M1 (1 mo. USD LIBOR + 1.500%)	1.618%	8/25/50	373,777	374,413	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA6 M1 (30 Day Average SOFR + 0.900%)	0.945%	12/25/50	1,220,000	1,224,676	(a)(b)
Federal National Mortgage Association (FNMA) - CAS, 2014-C04 2M2 (1 mo. USD LIBOR + 5.000%)	5.118%	11/25/24	562,446	574,309	(b)
Federal National Mortgage Association (FNMA) - CAS, 2016-C02 1M2 (1 mo. USD LIBOR + 6.000%)	6.118%	9/25/28	1,099,407	1,161,696	(a)(b)
Federal National Mortgage Association (FNMA) - CAS, 2016-C04 1M2 (1 mo. USD LIBOR + 4.250%)	4.368%	1/25/29	1,350,094	1,409,471	(a)(b)
Federal National Mortgage Association (FNMA) - CAS, 2017-C01 1ED1 (1 mo. USD LIBOR + 1.250%)	1.368%	7/25/29	1,366,823	1,361,930	(a)(b)
Federal National Mortgage Association (FNMA) ACES, 2019-M4 A2	3.610%	2/25/31	460,000	535,358
Federal National Mortgage Association (FNMA) ACES, 2019-M19 A2	2.560%	9/25/29	1,167,518	1,261,430
Federal National Mortgage Association (FNMA) ACES, 2019-M28 A	2.344%	2/25/30	637,840	652,919

See Notes to Schedule of Investments.

26	Western Asset Intermediate Bond Fund 2021 Quarterly Report

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(k) - (continued)
Federal National Mortgage Association (FNMA) ACES, 2019-M28 AV	2.232%	2/25/27	$434,892	$455,894
Federal National Mortgage Association (FNMA) REMIC, 2012-118 CI, IO	3.500%	12/25/39	300,928	7,417
Federal National Mortgage Association (FNMA) REMIC, 2013-73 IA, IO	3.000%	9/25/32	865,790	62,594
Flagstar Mortgage Trust, 2018-2 A4	3.500%	4/25/48	69,929	71,092	(a)(b)
Government National Mortgage Association (GNMA), 2010-H26 LF (1 mo. USD LIBOR + 0.350%)	0.494%	8/20/58	468,656	468,380	(b)
Government National Mortgage Association (GNMA), 2011-H01 AF (1 mo. USD LIBOR + 0.450%)	0.594%	11/20/60	1,367,041	1,369,335	(b)
Government National Mortgage Association (GNMA), 2011-H07 FA (1 mo. USD LIBOR + 0.500%)	0.644%	2/20/61	277,506	278,044	(b)
Government National Mortgage Association (GNMA), 2011-H9 AF (1 mo. USD LIBOR + 0.500%)	0.644%	3/20/61	177,083	177,537	(b)
Government National Mortgage Association (GNMA), 2012-027 IO, IO	0.889%	4/16/53	3,169,858	63,390	(b)
Government National Mortgage Association (GNMA), 2012-H30 GA (1 mo. USD LIBOR + 0.350%)	0.494%	12/20/62	748,881	748,488	(b)
Government National Mortgage Association (GNMA), 2013-95 IO, IO	0.544%	4/16/47	5,981,306	123,537	(b)
Government National Mortgage Association (GNMA), 2014-105 IO, IO	0.217%	6/16/54	283,130	14,304	(b)
Government National Mortgage Association (GNMA), 2014-130 IB, IO	0.501%	8/16/54	1,339,859	29,818	(b)
Government National Mortgage Association (GNMA), 2014-157 IO, IO	0.401%	5/16/55	2,568,083	51,411	(b)
Government National Mortgage Association (GNMA), 2014-186 IO, IO	0.686%	8/16/54	3,117,343	93,964	(b)
Government National Mortgage Association (GNMA), 2019-28 AB	3.150%	6/16/60	411,575	430,799
Government National Mortgage Association (GNMA), 2019-123 A	3.000%	10/20/49	182,174	187,472
Government National Mortgage Association (GNMA), 2020-H9 NF (1 mo. USD LIBOR + 1.250%)	1.361%	4/20/70	179,347	184,790	(b)

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2021 Quarterly Report	27

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(k) - (continued)
Government National Mortgage Association (GNMA), 2021-22 IO, IO	0.997%	5/16/63	$1,100,000	$99,648	(b)
GS Mortgage Securities Corp. II, 2018- SRP5 A (1 mo. USD LIBOR + 1.300%)	1.412%	9/15/31	3,030,000	2,596,180	(a)(b)
GS Mortgage Securities Corp. II, 2018- SRP5 B (1 mo. USD LIBOR + 2.500%)	2.612%	9/15/31	2,360,000	1,667,824	(a)(b)
GS Mortgage Securities Trust, 2013-GC16 B	5.161%	11/10/46	240,000	259,143	(b)
GS Mortgage Securities Trust, 2016-GS3 C	4.006%	10/10/49	570,000	544,482	(b)
GSMSC Resecuritization Trust, 2015-7R A (1 mo. USD LIBOR + 0.150%)	0.273%	9/26/37	431,758	427,477	(a)(b)
Impac CMB Trust, 2007-A A (1 mo. USD LIBOR + 0.500%)	0.618%	5/25/37	907,797	917,212	(a)(b)
JPMBB Commercial Mortgage Securities Trust, 2013-C17 B	4.889%	1/15/47	90,000	96,831	(b)
JPMBB Commercial Mortgage Securities Trust, 2014-C22 C	4.553%	9/15/47	300,000	287,145	(b)
JPMBB Commercial Mortgage Securities Trust, 2015-C30 B	4.267%	7/15/48	654,000	716,814	(b)
JPMDB Commercial Mortgage Securities Trust, 2017-C5 B	4.009%	3/15/50	1,030,000	1,102,590	(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2015-FL7 D (1 mo. USD LIBOR + 3.750%)	3.862%	5/15/28	657,048	603,115	(a)(b)
Madison Avenue Mortgage Trust, 2017-330M A	3.294%	8/15/34	630,000	660,205	(a)(b)
Merrill Lynch Mortgage Investors Trust, 2004-A1 2A1	2.569%	2/25/34	143,377	147,799	(b)
Morgan Stanley Bank of America Merrill Lynch Trust, 2015-C25 A5	3.635%	10/15/48	1,245,000	1,377,983
Morgan Stanley Capital I Trust, 2019-BPR A (1 mo. USD LIBOR + 1.400%)	1.512%	5/15/36	1,930,000	1,877,475	(a)(b)
Morgan Stanley Mortgage Loan Trust, 2004-6AR 1A (1 mo. USD LIBOR + 0.900%)	1.018%	7/25/34	20,455	20,508	(b)
MSCG Trust, 2015-ALDR A2	3.462%	6/7/35	1,440,000	1,417,993	(a)(b)
Natixis Commercial Mortgage Securities Trust, 2019-FAME A	3.047%	8/15/36	1,300,000	1,294,256	(a)
Natixis Commercial Mortgage Securities Trust, 2019-FAME B	3.655%	8/15/36	2,550,000	2,447,819	(a)
New Residential Mortgage Loan Trust, 2015-1A A2	3.750%	5/28/52	616,029	654,315	(a)(b)

See Notes to Schedule of Investments.

28	Western Asset Intermediate Bond Fund 2021 Quarterly Report

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(k) - (continued)
New Residential Mortgage Loan Trust, 2017-1A A1	4.000%	2/25/57	$672,033	$725,890	(a)(b)
New Residential Mortgage Loan Trust, 2017-3A A1	4.000%	4/25/57	730,564	780,419	(a)(b)
New Residential Mortgage Loan Trust, 2017-4A A1	4.000%	5/25/57	1,124,948	1,206,309	(a)(b)
Residential Mortgage Loan Trust, 2020-2 A1	1.654%	5/25/60	4,307,411	4,350,801	(a)(b)
SACO I Trust, 2007-VA1 A	8.902%	6/25/21	25,891	25,819	(a)(b)
UBS Commercial Mortgage Trust, 2018- C11 B	4.713%	6/15/51	1,040,000	1,166,747	(b)
UBS-Barclays Commercial Mortgage Trust, 2012-C4 D	4.469%	12/10/45	570,000	393,166	(a)(b)
Virginia Housing Development Authority, 2006-C CTFS	6.000%	6/25/34	405,770	422,297
WaMu Mortgage Pass-Through Certificates Trust, 2004-AR9 A7	2.988%	8/25/34	1,249,249	1,291,215	(b)
WaMu Mortgage Pass-Through Certificates Trust, 2004-AR13 A2A (1 mo. USD LIBOR + 0.740%)	0.858%	11/25/34	382,476	389,406	(b)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR8 2AB3 (1 mo. USD LIBOR + 0.360%)	0.838%	7/25/45	1,956,054	1,923,685	(b)
Waterfall Commercial Mortgage Trust, 2015-SBC5 A	4.104%	9/14/22	235,505	238,500	(a)(b)
WF-RBS Commercial Mortgage Trust, 2013-C14 B	3.841%	6/15/46	1,060,000	1,108,046	(b)
WF-RBS Commercial Mortgage Trust, 2014-C23 XA, IO	0.562%	10/15/57	5,058,970	86,868	(b)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $74,651,426)				73,633,629

ASSET-BACKED SECURITIES - 6.5%
ABPCI Direct Lending Fund CLO X LP, 2020-10A A1A (3 mo. USD LIBOR + 1.950%)	2.196%	1/20/32	1,320,000	1,327,681	(a)(b)
AccessLex Institute, 2005-A A3 (3 mo. USD LIBOR + 0.400%)	0.618%	7/25/34	675,152	664,611	(b)
ACIS CLO Ltd., 2015-6A A1 (3 mo. USD LIBOR + 1.590%)	1.795%	5/1/27	67,865	67,910	(a)(b)
AGL CLO 6 Ltd., 2020-6A A1 (3 mo. USD LIBOR + 1.950%)	2.174%	7/20/31	730,000	734,096	(a)(b)
AGL Core CLO 8 Ltd., 2020-8A A1 (3 mo. USD LIBOR + 1.500%)	1.724%	10/20/31	680,000	682,462	(a)(b)

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2021 Quarterly Report	29

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
AMMC CLO 23 Ltd., 2020-23A A1L (3 mo. USD LIBOR + 1.400%)	1.635%	10/17/31	$350,000	$351,334	(a)(b)
AMMC CLO XII Ltd., 2013-012A AR (3 mo. USD LIBOR + 1.200%)	1.395%	11/10/30	500,000	500,771	(a)(b)
Apex Credit CLO Ltd., 2017-1A A1 (3 mo. USD LIBOR + 1.470%)	1.688%	4/24/29	489,707	489,907	(a)(b)
Apidos CLO XII, 2013-12A AR (3 mo. USD LIBOR + 1.080%)	1.321%	4/15/31	750,000	752,092	(a)(b)
Applebee’s Funding LLC, 2019-1A A2I	4.194%	6/7/49	997,500	1,030,731	(a)
Ares LII CLO Ltd., 2019-52A B (3 mo. USD LIBOR + 1.850%)	2.072%	4/22/31	250,000	250,200	(a)(b)
Ares XLIII CLO Ltd., 2017-43A A (3 mo. USD LIBOR + 1.220%)	1.461%	10/15/29	500,000	501,671	(a)(b)
Ares XLVII CLO Ltd., 2018-47A A1 (3 mo. USD LIBOR + 0.920%)	1.161%	4/15/30	860,000	860,588	(a)(b)
Avery Point V CLO Ltd., 2014-5A AR (3 mo. USD LIBOR + 0.980%)	1.203%	7/17/26	230,375	230,525	(a)(b)
Avis Budget Rental Car Funding AESOP LLC, 2019-2A A	3.350%	9/22/25	2,960,000	3,208,659	(a)
Avis Budget Rental Car Funding AESOP LLC, 2020-2A A	2.020%	2/20/27	2,770,000	2,869,155	(a)
Bear Stearns Asset Backed Securities Trust, 2004-SD2 A3 (1 year Treasury Constant Maturity Rate + 2.320%)	2.828%	3/25/44	342,836	338,064	(b)
Benefit Street Partners CLO IV Ltd., 2014-IVA ARRR (3 mo. USD LIBOR + 1.180%)	1.368%	1/20/32	750,000	751,875	(a)(b)(l)
BlueMountain CLO XXX Ltd., 2020-30A A (3 mo. USD LIBOR + 1.390%)	1.549%	1/15/33	1,140,000	1,144,704	(a)(b)
Canyon CLO Ltd., 2020-2A A (3 mo. USD LIBOR + 1.450%)	1.660%	10/15/31	1,000,000	1,004,410	(a)(b)
Carlyle Global Market Strategies CLO Ltd., 2014-3RA A1A (3 mo. USD LIBOR + 1.050%)	1.263%	7/27/31	545,508	546,115	(a)(b)
Catskill Park CLO Ltd., 2017-1A A2 (3 mo. USD LIBOR + 1.700%)	1.924%	4/20/29	1,250,000	1,250,000	(a)(b)
Cedar Funding VI CLO Ltd., 2016-6A AR (3 mo. USD LIBOR + 1.090%)	1.314%	10/20/28	250,000	250,177	(a)(b)
Cerberus Loan Funding XXVIII LP, 2020-1A A (3 mo. USD LIBOR + 1.850%)	2.091%	10/15/31	420,000	421,584	(a)(b)

See Notes to Schedule of Investments.

30	Western Asset Intermediate Bond Fund 2021 Quarterly Report

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
Countrywide Asset-Backed Certificates Trust, 2005-8 M4 (1 mo. USD LIBOR + 0.930%)	1.048%	12/25/35	$731,541	$732,577	(b)
Countrywide Home Equity Loan Trust, 2006-HW 2A1B (1 mo. USD LIBOR + 0.150%)	0.262%	11/15/36	530,021	470,952	(b)
CWHEQ Revolving Home Equity Loan Trust, 2006-I 2A (1 mo. USD LIBOR + 0.140%)	0.247%	1/15/37	660,910	639,736	(b)
Dryden 75 CLO Ltd., 2019-75A AR (3 mo. USD LIBOR + 1.200%)	1.441%	7/15/30	800,000	800,000	(a)(b)
Dryden 75 CLO Ltd., 2019-75A AR2 (3 mo. USD LIBOR + 1.040%)	1.228%	4/15/34	800,000	800,000	(a)(b)(i)
Dryden XXV Senior Loan Fund, 2012-25A ARR (3 mo. USD LIBOR + 0.900%)	1.141%	10/15/27	380,727	380,886	(a)(b)
First Franklin Mortgage Loan Trust, 2003- FF1 A1 (1 mo. USD LIBOR + 1.125%)	1.248%	3/25/33	481,116	478,063	(b)
Ford Credit Floorplan Master Owner Trust, 2018-4 A	4.060%	11/15/30	2,220,000	2,579,655
Grippen Park CLO Ltd., 2017-1A A (3 mo. USD LIBOR + 1.260%)	1.484%	1/20/30	500,000	500,813	(a)(b)
GRMT Mortgage Loan Trust, 2001-1A A5	6.650%	7/20/31	23,868	24,050	(a)
Halcyon Loan Advisors Funding Ltd., 2015-2A AR (3 mo. USD LIBOR + 1.080%)	1.298%	7/25/27	267,690	267,915	(a)(b)
HalseyPoint CLO 3 Ltd., 2020-3A A1A (3 mo. USD LIBOR + 1.450%)	1.629%	11/30/32	560,000	563,339	(a)(b)
HalseyPoint CLO I Ltd., 2019-1A A1A1 (3 mo. USD LIBOR + 1.350%)	1.568%	1/20/33	250,000	250,782	(a)(b)
Hertz Vehicle Financing II LP, 2018-1A A	3.290%	2/25/24	453,180	455,896	(a)
Hildene Community Funding CDO Ltd., 2015-1A AR	3.250%	11/1/35	540,000	542,700	(a)
Jackson Mill CLO Ltd., 2015-1A AR (3 mo. USD LIBOR + 0.830%)	1.071%	4/15/27	446,219	446,141	(a)(b)
KeyCorp Student Loan Trust, 2006-A 2B (3 mo. USD LIBOR + 0.480%)	0.731%	12/27/41	975,023	970,636	(b)
KKR CLO Ltd., 16 A1R (3 mo. USD LIBOR + 1.250%)	1.474%	1/20/29	1,020,000	1,021,804	(a)(b)
KKR CLO Ltd., 16 A2R (3 mo. USD LIBOR + 1.800%)	2.024%	1/20/29	460,000	463,983	(a)(b)
KKR CLO Ltd., 32A A1 (3 mo. USD LIBOR + 1.320%)	1.508%	1/15/32	490,000	491,988	(a)(b)

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2021 Quarterly Report	31

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
LCM XVIII LP, 19A AR (3 mo. USD LIBOR + 1.240%)	1.481%	7/15/27	$223,946	$224,052	(a)(b)
Legacy Mortgage Asset Trust, 2019-GS5 A1	3.200%	5/25/59	3,387,040	3,425,378	(a)
Midocean Credit CLO VII, 2017-7A BR (3 mo. USD LIBOR + 1.600%)	1.841%	7/15/29	750,000	748,406	(a)(b)
Mosaic Solar Loan Trust, 2018-2GS A	4.200%	2/22/44	1,891,347	2,028,692	(a)
Myers Park CLO Ltd., 2018-1A B1 (3 mo. USD LIBOR + 1.600%)	1.824%	10/20/30	550,000	554,259	(a)(b)
NADG NNN Operating LP, 2019-1 A	3.368%	12/28/49	1,550,900	1,610,580	(a)
Navient Student Loan Trust, 2019-BA A2A	3.390%	12/15/59	1,070,000	1,132,856	(a)
Navient Student Loan Trust, 2020-1A A1B (1 mo. USD LIBOR + 1.050%)	1.168%	6/25/69	288,160	294,739	(a)(b)
Nelnet Student Loan Trust, 2012-2A A (1 mo. USD LIBOR + 0.800%)	0.918%	12/26/33	801,278	803,081	(a)(b)
Oasis Securitization Funding LLC, 2021-1A A	2.579%	2/15/33	1,000,000	1,000,000	(a)(e)(i)
Ocean Trails CLO IX, 2020-9A A1 (3 mo. USD LIBOR + 1.870%)	2.153%	10/15/29	1,850,000	1,857,150	(a)(b)
Octagon Investment Partners 45 Ltd., 2019-1A A (3 mo. USD LIBOR + 1.330%)	1.571%	10/15/32	750,000	751,786	(a)(b)
Octagon Investment Partners XXI Ltd., 2014-1A AAR3 (3 mo. USD LIBOR + 1.000%)	1.194%	2/14/31	720,000	720,438	(a)(b)
OHA Credit Funding 7 Ltd., 2020-7A A (3 mo. USD LIBOR + 1.250%)	1.475%	10/19/32	460,000	460,730	(a)(b)
OHA Loan Funding Ltd., 2015-1A A1R2 (3 mo. USD LIBOR + 1.340%)	1.534%	11/15/32	550,000	552,236	(a)(b)
Owl Rock CLO III Ltd., 2020-3A A1L (3 mo. USD LIBOR + 1.800%)	2.024%	4/20/32	1,040,000	1,041,894	(a)(b)
OZLM XII Ltd., 2015-12A A1R (3 mo. USD LIBOR + 1.050%)	1.255%	4/30/27	883,398	884,112	(a)(b)
Recette CLO Ltd., 2015-1A AR (3 mo. USD LIBOR + 0.920%)	1.144%	10/20/27	277,829	277,829	(a)(b)
Recette CLO Ltd., 2015-1A ARR (3 mo. USD LIBOR + 1.080%)	1.189%	4/20/34	510,000	510,310	(a)(b)(i)
Regatta VI Funding Ltd., 2016-1A AR (3 mo. USD LIBOR + 1.080%)	1.304%	7/20/28	1,003,769	1,004,969	(a)(b)
Seven Sticks CLO Ltd., 2016-1A A1R (3 mo. USD LIBOR + 1.050%)	1.291%	7/15/28	543,706	544,074	(a)(b)

See Notes to Schedule of Investments.

32	Western Asset Intermediate Bond Fund 2021 Quarterly Report

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
Silver Rock CLO I Ltd., 2020-1A A (3 mo. USD LIBOR + 1.650%)	1.847%	10/20/31	$1,410,000	$1,415,296	(a)(b)
SLM Student Loan Trust, 2003-4 A5A (3 mo. USD LIBOR + 0.750%)	0.967%	3/15/33	476,753	465,750	(a)(b)
SLM Student Loan Trust, 2003-4 A5E (3 mo. USD LIBOR + 0.750%)	0.967%	3/15/33	970,137	947,747	(a)(b)
SMB Private Education Loan Trust, 2021-A A2B	1.590%	1/15/53	2,140,000	2,143,090	(a)
Symphony CLO XVIII Ltd., 2016-18A B (3 mo. USD LIBOR + 1.800%)	2.018%	1/23/28	750,000	752,641	(a)(b)
TCI-Flatiron CLO Ltd., 2016-1A AR2 (3 mo. USD LIBOR + 1.150%)	1.386%	1/17/32	1,080,000	1,080,690	(a)(b)
TCI-Symphony CLO Ltd., 2016-1A BR (3 mo. USD LIBOR + 1.650%)	1.875%	10/13/29	1,000,000	1,003,292	(a)(b)
Towd Point Mortgage Trust, 2017-4 B2	3.512%	6/25/57	1,010,000	1,046,904	(a)(b)
Tralee CLO III Ltd., 2014-3A AR (3 mo. USD LIBOR + 1.030%)	1.254%	10/20/27	478,694	478,950	(a)(b)
Tralee CLO V Ltd., 2018-5A B (3 mo. USD LIBOR + 1.700%)	1.924%	10/20/28	530,000	531,790	(a)(b)
Tralee CLO VI Ltd., 2019-6A AS (3 mo. USD LIBOR + 1.300%)	1.518%	10/25/32	1,070,000	1,071,608	(a)(b)
Tryon Park CLO Ltd., 2013-1A A1SR (3 mo. USD LIBOR + 0.890%)	1.131%	4/15/29	1,000,000	998,897	(a)(b)
Voya CLO Ltd., 2017-2A A2A (3 mo. USD LIBOR + 1.710%)	1.951%	6/7/30	500,000	500,683	(a)(b)
Voya CLO Ltd., 2017-3A A1A (3 mo. USD LIBOR + 1.230%)	1.454%	7/20/30	500,000	500,564	(a)(b)
Voya CLO Ltd., 2018-3A A1A (3 mo. USD LIBOR + 1.150%)	1.391%	10/15/31	1,090,000	1,092,063	(a)(b)
Wellfleet CLO Ltd., 2020-2A A (3 mo. USD LIBOR + 1.850%)	2.091%	7/15/31	1,020,000	1,024,279	(a)(b)
Whitebox CLO II Ltd., 2020-2A A1 (3 mo. USD LIBOR + 1.750%)	1.992%	10/24/31	1,040,000	1,044,749	(a)(b)
ZAIS CLO 13 Ltd., 2019-13A A1A (3 mo. USD LIBOR + 1.490%)	1.731%	7/15/32	602,500	603,654	(a)(b)

TOTAL ASSET-BACKED SECURITIES (Cost - $68,910,934)				70,241,456

SOVEREIGN BONDS - 5.2%
Canada - 0.2%
Province of Quebec Canada, Senior Notes	2.625%	2/13/23	1,400,000	1,464,211

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2021 Quarterly Report	33

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Colombia - 0.5%
Colombia Government International Bond, Senior Notes	3.875%	4/25/27	$1,210,000	$1,309,305
Colombia Government International Bond, Senior Notes	3.125%	4/15/31	620,000	617,985
Colombia Government International Bond, Senior Notes	5.625%	2/26/44	920,000	1,062,848
Colombia Government International Bond, Senior Notes	5.200%	5/15/49	2,200,000	2,456,949

Total Colombia				5,447,087

India - 0.1%
Export-Import Bank of India, Senior Notes	3.375%	8/5/26	660,000	706,755	(a)

Indonesia - 0.4%
Indonesia Government International Bond, Senior Notes	5.875%	1/15/24	479,000	544,307	(a)
Indonesia Government International Bond, Senior Notes	3.850%	7/18/27	200,000	221,873	(a)
Indonesia Government International Bond, Senior Notes	5.125%	1/15/45	200,000	238,030	(a)
Indonesia Government International Bond, Senior Notes	5.125%	1/15/45	2,730,000	3,249,109	(m)

Total Indonesia				4,253,319

Kazakhstan - 0.2%
Kazakhstan Government International Bond, Senior Notes	4.875%	10/14/44	1,270,000	1,564,702	(a)

Kuwait - 0.2%
Kuwait International Government Bond, Senior Notes	3.500%	3/20/27	2,170,000	2,423,957	(a)

Mexico - 0.7%
Mexico Government International Bond, Senior Notes	4.000%	10/2/23	3,020,000	3,273,967
Mexico Government International Bond, Senior Notes	3.600%	1/30/25	1,340,000	1,480,928
Mexico Government International Bond, Senior Notes	4.750%	3/8/44	2,640,000	2,803,165

Total Mexico				7,558,060

See Notes to Schedule of Investments.

34	Western Asset Intermediate Bond Fund 2021 Quarterly Report

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Panama - 0.4%
Panama Government International Bond, Senior Notes	6.700%	1/26/36	$930,000	$1,253,691
Panama Government International Bond, Senior Notes	4.500%	5/15/47	1,240,000	1,384,838
Panama Government International Bond, Senior Notes	4.300%	4/29/53	1,630,000	1,768,567

Total Panama				4,407,096

Peru - 0.3%
Peruvian Government International Bond, Senior Notes	6.550%	3/14/37	1,350,000	1,868,812
Peruvian Government International Bond, Senior Notes	5.625%	11/18/50	770,000	1,058,207

Total Peru				2,927,019

Poland - 0.3%
Republic of Poland Government International Bond, Senior Notes	5.125%	4/21/21	1,380,000	1,389,046
Republic of Poland Government International Bond, Senior Notes	4.000%	1/22/24	1,870,000	2,059,281

Total Poland				3,448,327

Qatar - 0.5%
Qatar Government International Bond, Senior Notes	3.875%	4/23/23	1,390,000	1,486,713	(m)
Qatar Government International Bond, Senior Notes	3.250%	6/2/26	200,000	219,364	(m)
Qatar Government International Bond, Senior Notes	4.000%	3/14/29	1,030,000	1,179,204	(a)
Qatar Government International Bond, Senior Notes	4.817%	3/14/49	2,110,000	2,608,897	(a)

Total Qatar				5,494,178

Russia - 0.5%
Russian Foreign Bond - Eurobond, Senior Notes	4.875%	9/16/23	800,000	879,857	(a)
Russian Foreign Bond - Eurobond, Senior Notes	7.500%	3/31/30	145,095	167,333	(m)
Russian Foreign Bond - Eurobond, Senior Notes	7.500%	3/31/30	45,900	52,935	(a)
Russian Foreign Bond - Eurobond, Senior Notes	5.625%	4/4/42	2,200,000	2,781,344	(m)
Russian Foreign Bond - Eurobond, Senior Notes	5.875%	9/16/43	1,400,000	1,844,018	(m)

Total Russia				5,725,487

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2021 Quarterly Report	35

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Saudi Arabia - 0.0%††
Saudi Government International Bond, Senior Notes	2.875%	3/4/23	$290,000	$302,444	(a)

United Arab Emirates - 0.5%
Abu Dhabi Government International Bond, Senior Notes	2.500%	10/11/22	2,100,000	2,169,672	(a)
Abu Dhabi Government International Bond, Senior Notes	2.125%	9/30/24	3,280,000	3,428,800	(a)

Total United Arab Emirates				5,598,472

Uruguay - 0.4%
Uruguay Government International Bond, Senior Notes	4.375%	1/23/31	2,200,000	2,544,465
Uruguay Government International Bond, Senior Notes	5.100%	6/18/50	1,240,000	1,535,188

TOTAL URUGUAY				4,079,653

TOTAL SOVEREIGN BONDS (Cost - $50,336,743)				55,400,767

U.S. TREASURY INFLATION PROTECTED SECURITIES - 1.1%
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/40	2,000,499	2,924,156
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/41	951,544	1,407,670
U.S. Treasury Bonds, Inflation Indexed	1.375%	2/15/44	3,341,714	4,489,037	(n)
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/45	663,678	796,250
U.S. Treasury Notes, Inflation Indexed	0.375%	7/15/27	1,937,972	2,164,637

TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $10,375,178)				11,781,750

	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT
PURCHASED OPTIONS - 0.0%††
EXCHANGE-TRADED PURCHASED OPTIONS - 0.0%††
U.S. Treasury 10-Year Notes Futures, Call @ $135.00	3/26/21	49	49,000	5,359
U.S. Treasury 10-Year Notes Futures, Put @ $133.50	3/26/21	43	43,000	55,094
U.S. Treasury 10-Year Notes Futures, Put @ $133.75	3/26/21	98	98,000	140,875
U.S. Treasury 10-Year Notes Futures, Put @ $134.25	3/26/21	100	100,000	178,125

See Notes to Schedule of Investments.

36	Western Asset Intermediate Bond Fund 2021 Quarterly Report

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT	VALUE
EXCHANGE-TRADED PURCHASED OPTIONS - (continued)
U.S. Treasury Long-Term Bonds Futures, Call @ $161.00	3/26/21	25	$25,000	$25,781
U.S. Treasury Long-Term Bonds Futures, Call @ $164.00	3/26/21	26	26,000	6,906
TOTAL PURCHASED OPTIONS (Cost - $256,777)				412,140

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,049,226,541)				1,074,927,070

	RATE		SHARES
SHORT-TERM INVESTMENTS - 2.9%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $31,255,962)	0.010%		31,255,962	31,255,962	(l)

TOTAL INVESTMENTS - 103.0% (Cost - $1,080,482,503)				1,106,183,032
Liabilities in Excess of Other Assets - (3.0)%				(32,238,277)

TOTAL NET ASSETS - 100.0%				$1,073,944,755

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2021 Quarterly Report	37

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2021

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)	The coupon payment on this security is currently in default as of February 28, 2021.

(e)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

(f)	Security is valued using significant unobservable inputs (Note 1).

(g)	Value is less than $1.

(h)	The maturity principal is currently in default as of February 28, 2021.

(i)	Securities traded on a when-issued or delayed delivery basis.

(j)	This security is traded on a to-be-announced (“TBA”) basis. At February 28, 2021, the Fund held TBA securities with a total cost of $28,126,365.

(k)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(l)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At February 28, 2021, the total market value of investments in Affiliated Companies was $32,007,837 and the cost was $32,005,962 (Note 2).

(m)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(n)	All or a portion of this security is held at the broker as collateral for open swap contracts.

Abbreviation(s) used in this schedule:

ACES	— Alternative Credit Enhancement Securities
CAS	— Connecticut Avenue Securities
CDO	— Collateralized Debt Obligation
CLO	— Collateralized Loan Obligation
CTFS	— Certificates
ICE	— Intercontinental Exchange
IO	— Interest Only
JSC	— Joint Stock Company
LIBOR	— London Interbank Offered Rate
PAC	— Planned Amortization Class
REMIC	— Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Financing Rate
STRIPS	— Separate Trading of Registered Interest and Principal Securities
USD	— United States Dollar

See Notes to Schedule of Investments.

38	Western Asset Intermediate Bond Fund 2021 Quarterly Report

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SCHEDULE OF WRITTEN OPTIONS
EXCHANGE-TRADED WRITTEN OPTIONS
SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	NOTIONAL AMOUNT	VALUE
U.S. Treasury 5-Year Notes Futures, Put	3/26/21	$125.00	164	$164,000	$(181,937)
U.S. Treasury 10-Year Notes Futures, Call	3/26/21	135.25	50	50,000	(3,906)
U.S. Treasury 10-Year Notes Futures, Call	3/26/21	135.50	153	153,000	(9,563)
U.S. Treasury 10-Year Notes Futures, Call	3/26/21	136.50	157	157,000	(4,906)
U.S. Treasury 10-Year Notes Futures, Call	3/26/21	137.00	100	100,000	(1,563)
U.S. Treasury 10-Year Notes Futures, Call	4/23/21	134.00	156	156,000	(80,437)
U.S. Treasury 10-Year Notes Futures, Call	4/23/21	136.50	37	37,000	(2,891)
U.S. Treasury 10-Year Notes Futures, Call	5/21/21	137.00	83	83,000	(14,266)
U.S. Treasury 10-Year Notes Futures, Put	3/26/21	132.75	55	55,000	(48,984)
U.S. Treasury 10-Year Notes Futures, Put	3/26/21	134.00	372	372,000	(592,875)
U.S. Treasury 10-Year Notes Futures, Put	5/21/21	131.00	83	83,000	(70,031)
U.S. Treasury Long-Term Bonds Futures, Call	3/26/21	163.00	78	78,000	(32,906)
U.S. Treasury Long-Term Bonds Futures, Call	3/26/21	166.00	52	52,000	(5,688)
U.S. Treasury Long-Term Bonds Futures, Call	4/23/21	164.00	71	71,000	(43,266)
U.S. Treasury Long-Term Bonds Futures, Put	3/26/21	155.00	28	28,000	(20,125)
U.S. Treasury Long-Term Bonds Futures, Put	3/26/21	160.00	52	52,000	(118,625)

TOTAL EXCHANGE-TRADED WRITTEN OPTIONS (Premiums received - $541,575)					$(1,231,969)

At February 28, 2021, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	642	12/23	$159,048,475	$158,750,550	$(297,925)
U.S. Treasury 2-Year Notes	948	6/21	209,441,821	209,285,813	(156,008)
U.S. Treasury 10-Year Notes	1,581	6/21	211,908,589	209,828,344	(2,080,245)

					(2,534,178)

Contracts to Sell:
90-Day Eurodollar	536	3/21	133,533,249	133,758,800	(225,551)
90-Day Eurodollar	1,143	6/21	284,787,125	285,264,225	(477,100)
90-Day Eurodollar	1,293	12/21	321,777,161	322,506,525	(729,364)
U.S. Treasury 5-Year Notes	114	6/21	14,226,100	14,132,438	93,662
U.S. Treasury Long-Term Bonds	1,035	6/21	166,620,438	164,791,406	1,829,032
U.S. Treasury Ultra 10-Year Notes	124	6/21	18,559,011	18,270,625	288,386
U.S. Treasury Ultra Long-Term Bonds	267	6/21	51,029,339	50,479,687	549,652

					1,328,717

Net unrealized depreciation on open futures contracts					$(1,205,461)

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2021 Quarterly Report	39

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2021

At February 28, 2021, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
$42,144,000	6/15/22	3-Month LIBOR quarterly	0.190% semi-annually	$(132)	$(3,085)
33,197,000	11/30/24	Daily U.S. Federal Funds Intraday Effective Rate annually	0.100% annually	17,631	(443,320)
10,612,000	2/28/25	3-Month LIBOR quarterly	0.380% semi-annually	2,006	(122,214)
6,563,000	7/15/25	0.100% annually	Daily SOFR annually	(4,200)	134,612
53,532,000	11/27/25	3-Month LIBOR quarterly	0.840% semi-annually	(21,980)	(422,101)
58,197,000	12/18/25	3-Month LIBOR quarterly	1.100% semi-annually	—	(342,502)
13,710,000	11/15/27	0.780% semi-annually	3-Month LIBOR quarterly	34,450	317,217
12,480,000	7/20/45	0.560% annually	Daily SOFR annually	85,368	2,648,867
4,350,000	8/19/45	0.740% annually	Daily SOFR annually	—	793,724
9,453,000	2/15/47	1.000%semi-annually	3-Month LIBOR quarterly	113,362	1,764,188
2,619,000	2/15/47	1.600%semi-annually	3-Month LIBOR quarterly	15,421	171,761
4,401,000	2/15/47	2.000% semi-annually	3-Month LIBOR quarterly	4,632	(73,447)
2,342,000	2/15/47	1.200% semi-annually	3-Month LIBOR quarterly	12,900	352,024

See Notes to Schedule of Investments.

40	Western Asset Intermediate Bond Fund 2021 Quarterly Report

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2021

CENTRALLY CLEARED INTEREST RATE SWAPS (cont’d)
	NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
	$1,267,000	2/15/47	1.225%semi-annually	3-Month LIBOR quarterly	$1,455	$189,187
	3,992,000	3/17/50	0.900% semi-annually	3-Month LIBOR quarterly	67,722	893,106
	5,680,000	10/7/50	1.200% semi-annually	3-Month LIBOR quarterly	28,832	955,065

Total	$264,539,000				$357,467	$6,813,082

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Markit CDX.NA.IG.34 Index	$62,509,000	6/20/25	1.000% quarterly	$978,405	$(416,823)	$1,395,228
Markit CDX.NA.IG.35 Index	129,232,000	12/20/25	1.000% quarterly	2,706,033	2,595,498	110,535

Total	$191,741,000			$3,684,438	$2,178,675	$1,505,763

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

Abbreviation(s) used in this table:

LIBOR	— London Interbank Offered Rate
SOFR	— Secured Overnight Financing Rate

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2021 Quarterly Report	41

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Intermediate Bond Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

42

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

43

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes:
Financials	—	$176,853,218	$606,210	$177,459,428
Other Corporate Bonds & Notes	—	240,509,641	—	240,509,641
U.S. Government & Agency Obligations	—	347,591,827	—	347,591,827
Mortgage-Backed Securities	—	97,896,432	—	97,896,432
Collateralized Mortgage Obligations	—	73,633,629	—	73,633,629
Asset-Backed Securities	—	70,241,456	—	70,241,456
Sovereign Bonds	—	55,400,767	—	55,400,767
U.S. Treasury Inflation Protected Securities	—	11,781,750	—	11,781,750
Purchased Options	$412,140	—	—	412,140

Total Long-Term Investments	412,140	1,073,908,720	606,210	1,074,927,070

Short-Term Investments	31,255,962	—	—	31,255,962

Total Investments	$31,668,102	$1,073,908,720	$606,210	$1,106,183,032

Other Financial Instruments:
Futures Contracts	$2,760,732	—	—	$2,760,732
Centrally Cleared Interest Rate Swaps	—	$8,219,751	—	8,219,751
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection	—	1,505,763	—	1,505,763

Total Other Financial Instruments	$2,760,732	$9,725,514	—	$12,486,246

Total	$34,428,834	$1,083,634,234	$606,210	$1,118,669,278

44

Notes to Schedule of Investments (unaudited) (continued)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Written Options	$1,231,969	—	—	$1,231,969
Futures Contracts	3,966,193	—	—	3,966,193
Centrally Cleared Interest Rate Swaps	—	$1,406,669	—	1,406,669

Total	$5,198,162	$1,406,669	—	$6,604,831

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The Fund invested in Western Asset Premier Institutional Government Reserves, Premium Shares, an affiliated registered money market fund managed by Western Asset. Benefit Street Partners is a wholly-owned subsidiary of Franklin Resources. The following companies were considered affiliated companies for all or some portion of the period ended February 28, 2021. The following transactions were effected in such companies for the period ended February 28, 2021.

	Affiliate Value at May 31, 2020	Purchased		Sold
		Cost	Shares/ Face amount	Cost	Shares/ Face amount
Benefit Street Partners CLO IV Ltd., 2014-IVA A1RR	$739,748	—	—	$750,000	750,000
Benefit Street Partners CLO IV Ltd., 2014-IVA ARRR	—	$750,000	750,000	—	—
Western Asset Premier Institutional Government Reserves, Premium Shares	—	334,783,266	334,783,266	303,527,304	303,527,304

	$739,748	$335,533,266		$304,277,304

45

Notes to Schedule of Investments (unaudited) (continued)

(cont’d)	Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at February 28, 2021
Benefit Street Partners CLO IV Ltd., 2014-IVA A1RR	—	$8,166	$10,252	—
Benefit Street Partners CLO IV Ltd., 2014-IVA ARRR	—	—	1,875	$751,875
Western Asset Premier Institutional Government Reserves, Premium Shares	—	5,159	—	31,255,962

	—	$13,325	$12,127	$32,007,837

46